UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23298

WEISS STRATEGIC INTERVAL FUND

(Exact name of registrant as specified in charter)

320 PARK AVENUE, 20TH FLOOR

NEW YORK, NEW YORK 10022

(Address of Principal Executive Offices) (Zip Code)

Jeffrey Dillabough, Esq.

Secretary

Weiss Strategic Interval Fund

320 Park Avenue, 20th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 415-4500

Date of fiscal year end: December 31st

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

Weiss Strategic Interval Fund

Semi-Annual Report

June 30, 2021

(unaudited)

Investments Composition

Weiss Strategic Interval Fund

June 30, 2021 (unaudited)

  Top Ten Holdings as of June 30, 2021*

Description	% of Net Assets
Slack Technologies, Inc., Class A	6.1%
Alexandria Real Estate Equities, Inc.	4.4%
Alexion Pharmaceuticals, Inc.	4.4%
Equity Residential	4.3%
Piedmont Office Realty Trust, Inc., Class A	4.3%
Maxim Integrated Products, Inc.	4.1%
Cimarex Energy Co.	4.0%
NETSTREIT Corp.	4.0%
CommScope Holding Co., Inc.	3.7%
Kansas City Southern	3.6%
TOTAL	42.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Country	Securities Held Long % of Net Assets	Securities Sold Short % of Net Assets
United States	373.5%	(317.2)%
Ireland	6.6%	(2.4)%
Netherlands	5.2%	(0.0)%*
Canada	4.4%	(4.7)%
Israel	4.0%	(0.1)%
France	2.3%	(0.9)%
Bermuda	2.1%	(1.1)%
Britain	2.1%	(5.8)%
Curacao	1.7%	—%
Cayman Islands	1.4%	(0.0)%*
British Virgin	1.3%	—%
Puerto Rico	1.1%	—%
Jersey	0.8%	(0.2)%
Liberia	0.7%	—%
Taiwan	0.5%	—%
Guernsey	0.4%	—%
Denmark	0.2%	—%
Finland	0.2%	—%
Germany	0.2%	—%
Panama	0.2%	(1.2)%
Sweden	—%	(1.3)%
Switzerland	—%	(1.0)%
Luxembourg	—%	(0.7)%
India	—%	(0.2)%
TOTAL	408.9%	(336.8)%
*	Rounds to 0.0%.

Investments Composition

Weiss Strategic Interval Fund

June 30, 2021 (unaudited)

Sector	Securities Held Long % of Net Assets	Securities Sold Short % of Net Assets
Real Estate Investment Trusts	79.6%	(59.9)%
Software	41.2%	(7.9)%
Oil, Gas & Consumable Fuels	29.5%	(24.4)%
Banks	23.7%	(21.3)%
Semiconductors & Semiconductor Equipment	20.3%	(6.7)%
Hotels, Restaurants & Leisure	16.6%	(7.2)%
Road & Rail	16.5%	(2.2)%
IT Services	13.2%	(7.1)%
Diversified Financial Services	10.9%	(0.1)%
Interactive Media & Services	10.4%	(0.9)%
Biotechnology	9.1%	(0.7)%
Food Products	9.0%	(7.0)%
Media	7.8%	(4.9)%
Machinery	7.7%	(4.9)%
Exchange-Traded Funds	7.6%	(102.4)%
Communications Equipment	7.0%	(2.9)%
Electronic Equipment, Instruments & Components	5.3%	(0.0)%*
Beverages	5.2%	(4.5)%
Consumer Finance	4.8%	(4.1)%
Food & Staples Retailing	4.7%	(2.3)%
Airlines	4.4%	(0.0)%*
Household Durables	4.4%	(2.9)%
Electrical Equipment	4.1%	(2.1)%
Household Products	4.1%	(3.4)%
Entertainment	4.0%	(4.5)%
Automobiles	3.7%	(1.9)%
Energy Equipment & Services	3.4%	(3.8)%
Technology Hardware, Storage & Peripherals	3.4%	(2.9)%
Trading Companies & Distributors	3.2%	(1.5)%
Building Products	3.2%	(2.1)%
Pharmaceuticals	2.8%	(2.7)%
Thrifts & Mortgage Finance	2.8%	(1.2)%
Air Freight & Logistics	2.7%	(2.3)%
Capital Markets	2.4%	(2.8)%
Health Care Equipment & Supplies	2.4%	(1.2)%
Life Sciences Tools & Services	2.3%	(0.2)%
Commercial Services & Supplies	2.2%	(0.3)%
Construction & Engineering	2.2%	—%
Insurance	2.1%	(2.1)%
Chemicals	2.0%	(2.3)%
Specialty Retail	1.9%	(1.5)%
Aerospace & Defense	1.8%	(1.5)%
Internet & Direct Marketing Retail	1.8%	(2.7)%
Electric Utilities	1.7%	—%
Health Care Technology	1.2%	(0.1)%
Personal Products	1.1%	(1.2)%
Metals & Mining	1.0%	(1.0)%
Industrial Conglomerates	0.9%	(5.4)%
Professional Services	0.9%	—%
Auto Components	0.7%	(1.3)%
Health Care Providers & Services	0.7%	(1.6)%
Leisure Products	0.6%	(0.4)%
Multiline Retail	0.6%	(1.3)%
Marine	0.4%	—%
Paper & Forest Products	0.4%	—%
Containers & Packaging	0.3%	(0.5)%
Distributors	0.3%	—%
Diversified Consumer Services	0.2%	(0.8)%
Textiles, Apparel & Luxury Goods	0.2%	(0.0)%*
Construction Materials	0.1%	(0.7)%
Diversified Telecommunication Services	0.1%	(2.4)%
Wireless Telecommunication Services	0.1%	(2.4)%
Real Estate Management & Development	0.0%*	(0.4)%
Tobacco	—%	(0.0)%*

Investments Composition

Weiss Strategic Interval Fund

June 30, 2021 (unaudited)

TOTAL	408.9%	(336.8)%
* Rounds to 0.0%.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Long Investments 408.9%
Common Stocks 400.8%
Aerospace & Defense 1.8%
AAR Corp.(1),(2)	32,448	$1,257,360
Aerojet Rocketdyne Holdings, Inc.(3)	13,172	636,076
HEICO Corp.(2)	1,186	165,352
Howmet Aerospace, Inc.(1),(2)	25,311	872,470
Huntington Ingalls Industries, Inc.(3)	32	6,744
Northrop Grumman Corp.(2)	7,129	2,590,893
Teledyne Technologies, Inc.(1)	1,061	444,379
TransDigm Group, Inc.(1),(3)	8	5,178

		5,978,452

Air Freight & Logistics 2.7%
FedEx Corp.(2)	8,158	2,433,776
Forward Air Corp.(2),(3)	1,796	161,191
Hub Group, Inc., Class A(1),(3)	15,875	1,047,433
United Parcel Service, Inc., Class B(2),(3)	20,717	4,308,514
XPO Logistics, Inc.(1)	8,116	1,135,347

		9,086,261

Airlines 4.4%
Alaska Air Group, Inc.(1),(2)	25,764	1,553,827
Allegiant Travel Co.(1),(2)	1,799	349,006
Copa Holdings S.A., Class A(1),(3),(4)	9,436	710,814
Delta Air Lines, Inc.(1),(2),(3)	54,979	2,378,391
JetBlue Airways Corp.(1),(2)	21,264	356,810
Ryanair Holdings PLC, ADR(1),(2),(4)	17,138	1,854,503
SkyWest, Inc.(1),(2)	31,498	1,356,619
Southwest Airlines Co.(1),(3)	117,285	6,226,661
United Airlines Holdings, Inc.(1),(2)	1,765	92,309

		14,878,940

Auto Components 0.7%
Aptiv PLC(1),(2),(3),(4)	8,511	1,339,035
Dana, Inc.(3)	14,445	343,213
Magna International, Inc.(2),(4)	7,201	667,101

		2,349,349

Automobiles 3.7%
Ford Motor Co.(1)	28,232	419,528
General Motors Co.(1),(2)	134,430	7,954,223
Stellantis N.V.(2),(4)	98,056	1,932,684
Tesla, Inc.(1),(2),(3)	3,272	2,223,978

		12,530,413

Banks 23.7%
BancorpSouth Bank(2)	70,995	2,011,288
Bank of America Corp.(2),(3)	110,858	4,570,675
Bank OZK(2)	30,191	1,272,853
BankUnited, Inc.(2)	59,860	2,555,423
Banner Corp.(2)	40,945	2,219,628
CIT Group, Inc.(3)	1,066	54,995
Citizens Financial Group, Inc.(2),(3)	103,992	4,770,113
East West Bancorp, Inc.(2),(3)	61,663	4,420,621
First BanCorp(3),(4)	175,997	2,097,884
Huntington Bancshares, Inc.(2),(3)	461,751	6,589,187
International Bancshares Corp.(2)	28,119	1,207,430
M&T Bank Corp.(2),(3)	41,875	6,084,856
PacWest Bancorp(2)	78,563	3,233,653
Pinnacle Financial Partners, Inc.(2),(3)	57,901	5,112,079
PNC Financial Services Group, Inc. (The)(2)	16,806	3,205,913
Popular, Inc.(4)	20,922	1,570,196

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Banks
Signature Bank(2),(3)	15,810	3,883,727
Sterling Bancorp(2),(3)	252	6,247
Triumph Bancorp, Inc.(1),(2),(3)	20,964	1,556,577
Umpqua Holdings Corp.(2),(3)	106,753	1,969,593
Webster Financial Corp.(2),(3)	65,729	3,505,985
Wells Fargo & Co.(2),(3)	162,698	7,368,592
Western Alliance Bancorp(2),(3)	56,820	5,275,737
Wintrust Financial Corp.(2)	67,573	5,110,546

		79,653,798

Beverages 5.2%
Coca-Cola European Partners PLC(2),(4)	72,168	4,281,006
Constellation Brands, Inc., Class A(1)	9,466	2,214,002
PepsiCo, Inc.(2),(3)	49,940	7,399,610
Vintage Wine Estates, Inc.(1),(2)	307,802	3,693,624

		17,588,242

Biotechnology 9.1%
AbbVie, Inc.(2),(3)	9,177	1,033,697
ACADIA Pharmaceuticals, Inc.(1),(2)	11,410	278,290
Acceleron Pharma, Inc.(1),(2),(3)	9,202	1,154,759
Albireo Pharma, Inc.(1),(3)	677	23,817
Alder Biopharmaceuticals, Inc.(1),(3)	6,157	5,541
Aldeyra Therapeutics, Inc.(1),(2),(3)	44,775	507,301
Alexion Pharmaceuticals, Inc.(1),(2)	80,753	14,835,134
Applied Genetic Technologies Corp.(1),(3)	1,311	5,126
Argenx SE, ADR(1),(2),(3),(4)	345	103,869
Arrowhead Pharmaceuticals, Inc.(1),(3)	178	14,742
Ascendis Pharma A/S, ADR(1),(2),(4)	5,909	777,329
Aurinia Pharmaceuticals, Inc.(1),(2),(4)	11,089	143,713
Autolus Therapeutics PLC(1),(4)	1,832	12,164
AVEO Pharmaceuticals, Inc.(1),(3)	8,850	58,321
BELLUS Health, Inc.(1),(4)	1,579	4,911
Biohaven Pharmaceutical Holding Co., Ltd.(1),(2),(3),(4)	25,994	2,523,497
BioMarin Pharmaceutical, Inc.(1),(3)	683	56,990
Bioxcel Therapeutics, Inc.(1),(2),(3)	7,569	219,955
Deciphera Pharmaceuticals, Inc.(1),(3)	1,521	55,684
Dynavax Technologies Corp.(1),(3)	7,189	70,812
Eiger BioPharmaceuticals, Inc.(1),(3)	32,961	280,828
Elevation Oncology, Inc.(1)	5,305	71,989
Epizyme, Inc.(1),(3)	2,129	17,692
Exact Sciences Corp.(1),(3)	4,679	581,646
Exelixis, Inc.(1),(2),(3)	11,996	218,567
Fate Therapeutics, Inc.(1),(2)	3,882	336,919
Global Blood Therapeutics, Inc.(1),(2),(3)	7,764	271,895
Heron Therapeutics, Inc.(1),(3)	1,165	18,081
Horizon Therapeutics PLC(1),(3),(4)	7,851	735,168
Incyte Corp.(1),(2)	909	76,474
Insmed, Inc.(1),(2),(3)	8,290	235,933
Ionis Pharmaceuticals, Inc.(1),(3)	1,799	71,762
Iovance Biotherapeutics, Inc.(1),(2),(3)	23,380	608,348
Karyopharm Therapeutics, Inc.(1),(3)	8,036	82,932
Legend Biotech Corp., ADR(1),(2),(4)	2,859	117,362
Merus N.V.(1),(2),(4)	598	12,600
Mirati Therapeutics, Inc.(1),(2)	3,922	633,521
Molecular Templates, Inc.(1),(3)	15,603	122,015
Neurocrine Biosciences, Inc.(1),(2),(3)	2,495	242,813
Regeneron Pharmaceuticals, Inc.(1),(2)	1,800	1,005,372

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Biotechnology
Rigel Pharmaceuticals, Inc.(1),(3)	26,579	115,353
Rocket Pharmaceuticals, Inc.(1),(2),(3)	6,637	293,953
Sage Therapeutics, Inc.(1),(3)	746	42,380
Seagen, Inc.(1),(2)	1,955	308,655
Turning Point Therapeutics, Inc.(1),(2),(3)	2,248	175,389
Twist Bioscience Corp.(1),(2),(3)	366	48,769
United Therapeutics Corp.(1),(2)	3,238	580,930
Vertex Pharmaceuticals, Inc.(1),(2)	6,990	1,409,394
Zymeworks, Inc.(1),(2),(4)	168	5,828

		30,608,220

Building Products 3.2%
Allegion PLC(2),(4)	25,368	3,533,762
AZEK Co., Inc. (The)(1),(2)	15,230	646,666
Builders FirstSource, Inc.(1),(2),(3)	49,148	2,096,654
Fortune Brands Home & Security, Inc.(2)	15,982	1,591,967
Johnson Controls International PLC(2),(4)	30,768	2,111,608
Lennox International, Inc.	1,764	618,811

		10,599,468

Capital Markets 2.4%
Bank of New York Mellon Corp. (The)(2)	77,284	3,959,259
BlackRock, Inc.(2)	1,616	1,413,951
Blucora, Inc.(1),(2)	90,284	1,562,816
CME Group, Inc.(2)	31	6,593
Coinbase Global, Inc., Class A(1)	4,353	1,102,615
Evercore, Inc., Class A(2)	45	6,335
Franklin Resources, Inc.(3)	246	7,870
Moody’s Corp.(3)	19	6,885
State Street Corp.(2)	84	6,912

		8,073,236

Chemicals 2.0%
CF Industries Holdings, Inc.(2)	22,175	1,140,904
Huntsman Corp.(2)	14,356	380,721
International Flavors & Fragrances, Inc.(3)	12,526	1,871,385
Linde PLC(2),(3),(4)	5,030	1,454,173
LyondellBasell Industries N.V., Class A(3),(4)	1,521	156,465
Mosaic Co. (The)(2)	296	9,445
Scotts Miracle-Gro Co. (The)(2),(3)	2,992	574,225
Sherwin-Williams Co. (The)(2),(3)	4,278	1,165,541
Tronox Holdings PLC, Class A(2),(4)	1,750	39,200

		6,792,059

Commercial Services & Supplies 2.2%
ACV Auctions, Inc., Class A(1),(2)	58,203	1,491,743
Copart, Inc.(1),(2)	7,066	931,511
Knoll, Inc.(2)	58,761	1,527,198
Republic Services, Inc.(2),(3)	19,658	2,162,577
Waste Management, Inc.(2),(3)	8,565	1,200,042

		7,313,071

Communications Equipment 7.0%
Applied Optoelectronics, Inc.(1),(3)	107,940	914,252
Arista Networks, Inc.(1),(2),(3)	8,865	3,211,878
Calix, Inc.(1),(2),(3)	37,287	1,771,132
Ciena Corp.(1),(3)	66,847	3,802,926
CommScope Holding Co., Inc.(1),(2),(3)	584,880	12,463,793
F5 Networks, Inc.(1),(2),(3)	4,409	822,984

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Communications Equipment
Nokia Oyj, ADR(1),(2),(4)	122,347	650,886

		23,637,851

Construction & Engineering 2.2%
MasTec, Inc.(1),(2)	8,149	864,609
Quanta Services, Inc.(2)	16,958	1,535,886
WillScot Mobile Mini Holdings Corp.(1),(2)	183,370	5,110,522

		7,511,017

Construction Materials 0.1%
Vulcan Materials Co.(2)	2,834	493,314

Consumer Finance 4.8%
American Express Co.(2),(3)	14,378	2,375,677
Capital One Financial Corp.(2)	40,873	6,322,644
Curo Group Holdings Corp.(2)	8,474	144,058
Encore Capital Group, Inc.(1),(2),(3)	29,468	1,396,489
Santander Consumer USA Holdings, Inc.(2)	35,155	1,276,830
SoFi Technologies, Inc.(1)	3,882	74,418
Synchrony Financial(2),(3)	95,562	4,636,668

		16,226,784

Containers & Packaging 0.3%
Berry Global Group, Inc.(1),(3)	15,901	1,037,063

Distributors 0.3%
Core-Mark Holding Co., Inc.(2)	22,285	1,003,048
Pool Corp.(3)	357	163,741

		1,166,789

Diversified Consumer Services 0.2%
WW International, Inc.(1)	14,822	535,667

Diversified Financial Services 10.4%
Aequi Acquisition Corp.(1)	55,839	557,832
Aequi Acquisition Corp., Class A(1)	26,623	259,574
Alkuri Global Acquisition Corp., Class A(1)	14,633	144,720
Anzu Special Acquisition Corp. I(1),(2)	11,398	113,980
Apollo Strategic Growth Capital II(1),(2),(4)	4,560	45,600
Atlas Crest Investment Corp. II(1)	9,270	93,071
Aurora Acquisition Corp., Class A(1),(4)	22,006	218,079
Carney Technology Acquisition Corp. II(1)	9,695	96,950
Centricus Acquisition Corp., Class A(1),(4)	22,006	217,859
Churchill Capital Corp. VI(1),(2)	11,396	115,328
Churchill Capital Corp. VII(1),(2)	17,791	178,088
CM Life Sciences II, Inc.(1)	445,441	5,991,181
CM Life Sciences III, Inc.(1)	173,925	1,904,479
CM Life Sciences, Inc., Class A(1),(2)	459,202	6,433,420
Cohn Robbins Holdings Corp., Class A(1),(2),(4)	10,689	105,287
DHC Acquisition Corp.(1),(4)	7,112	71,405
East Stone Acquisition Corp.(1),(4)	4,633	46,747
Edify Acquisition Corp.(1)	6,155	61,211
Fortress Capital Acquisition Corp.(1),(4)	4,669	46,783
Fortress Value Acquisition Corp. IV(1),(2)	4,686	46,860
Frazier Lifesciences Acquisition Corp.(1),(4)	4,797	48,210
GigCapital4, Inc.(1)	32,192	317,091
GigInternational1, Inc.(1)	5,350	53,714
Global Partner Acquisition Corp. II(1),(4)	4,148	41,065
GO Acquisition Corp.(1)	4,185	42,436
Golden Falcon Acquisition Corp.(1)	5,530	56,351
Good Works Acquisition Corp.(1)	374,891	3,730,165

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Diversified Financial Services
Gores Holdings VII, Inc.(1),(2)	7,971	80,121
Gores Technology Partners II, Inc.(1),(2)	15,960	164,867
Gores Technology Partners, Inc.(1)	11,400	114,570
HealthCor Catalio Acquisition Corp., Class A(1),(4)	2,990	29,452
Hudson Executive Investment Corp. II(1)	4,362	43,446
Hudson Executive Investment Corp. III(1),(2)	10,361	103,506
HumanCo Acquisition Corp., Class A(1)	278,581	2,718,951
Kismet Acquisition One Corp.(1),(4)	7,373	73,066
Lazard Growth Acquisition Corp. I(1),(2),(4)	5,700	56,886
Locust Walk Acquisition Corp., Class A(1)	4,390	43,417
Locust Walk Acquisition Corp.(1)	4,706	47,954
Longview Acquisition Corp. II(1),(2)	15,679	158,044
MedTech Acquisition Corp.(1)	6,961	69,749
MedTech Acquisition Corp., Class A(1)	3,189	30,933
Motive Capital Corp.(1),(2),(4)	5,136	51,565
Northern Star Investment Corp. II(1)	3,019	31,579
Northern Star Investment Corp. III(1)	11,398	113,980
Oaktree Acquisition Corp. II(1),(4)	4,121	41,911
Pontem Corp.(1),(2),(4)	4,781	47,858
Primavera Capital Acquisition Corp.(1),(2),(4)	5,798	59,024
Priveterra Acquisition Corp.(1)	5,669	56,463
PropTech Investment Corp. II(1)	7,044	70,651
Revolution Healthcare Acquisition Corp.(1),(2)	5,698	57,436
RMG Acquisition Corp. III(1),(2),(4)	4,165	41,650
ScION Tech Growth I(1),(2),(4)	6,940	70,094
ScION Tech Growth II(1),(4)	9,507	94,405
SCP & Co. Healthcare Acquisition Co.(1)	4,786	48,195
Senior Connect Acquisition Corp. I(1),(2)	5,602	56,692
Senior Connect Acquisition Corp. I, Class A(1),(2)	1,363	13,262
Simon Property Group Acquisition Holdings, Inc.(1)	683,057	6,878,452
Spartan Acquisition Corp. III(1),(2)	11,402	114,704
Supernova Partners Acquisition Co. II Ltd.(1),(4)	6,656	66,427
SVF Investment Corp. 3, Class A(1),(4)	2,280	22,663
Tishman Speyer Innovation Corp. II(1)	125,258	1,263,227
TLG Acquisition One Corp.(1)	4,852	48,132
Turmeric Acquisition Corp.(1),(4)	6,073	61,094
VectoIQ Acquisition Corp. II(1)	5,602	57,533
Vector Acquisition Corp. II, Class A(1),(2),(4)	10,946	108,694
Virtuoso Acquisition Corp., Class A(1)	43,898	435,468
Viveon Health Acquisition Corp.(1)	7,538	79,300
Warburg Pincus Capital Corp. I-A(1),(4)	11,400	115,710

		34,878,617

Diversified Telecommunication Services 0.1%
ORBCOMM, Inc.(1),(2)	20,990	235,928

Electric Utilities 1.7%
PNM Resources, Inc.(2)	119,890	5,847,035

Electrical Equipment 4.1%
AMETEK, Inc.(2)	22,786	3,041,931
Eaton Corp. PLC(2),(4)	13,375	1,981,907
Emerson Electric Co.(2),(3)	32,220	3,100,853
Generac Holdings, Inc.(1),(2),(3)	2,179	904,612
Regal Beloit Corp.	5,296	707,069
Vertiv Holdings Co.(2)	144,381	3,941,601

		13,677,973

Electronic Equipment, Instruments & Components 5.3%
908 Devices, Inc.(1),(2)	6,349	246,024

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A(3)	2,597	177,661
Coherent, Inc.(1),(2),(3)	41,248	10,903,496
Corning, Inc.(2),(3)	29,835	1,220,252
II-VI, Inc.(1),(2),(3)	39,904	2,896,631
nLight, Inc.(1),(2)	7,198	261,143
SYNNEX Corp.(2)	15,917	1,938,054
Vontier Corp.(2)	7,056	229,885

		17,873,146

Energy Equipment & Services 3.4%
ChampionX Corp.(1),(3)	123,771	3,174,726
Oceaneering International, Inc.(1),(2)	44,169	687,711
Schlumberger N.V.(2),(3),(4)	178,454	5,712,313
TechnipFMC PLC(1),(2),(4)	214,173	1,938,266

		11,513,016

Entertainment 4.0%
Activision Blizzard, Inc.(2),(3)	7,603	725,630
AMC Entertainment Holdings, Inc., Class A(1),(3)	2,662	150,882
Cinemark Holdings, Inc.(1),(3)	5,377	118,025
IMAX Corp.(1),(2),(4)	37,139	798,489
ROBLOX Corp., Class A(1),(2)	31,576	2,841,208
Roku, Inc.(1),(3)	5,058	2,322,887
Sciplay Corp., Class A(1),(2)	16,004	271,268
Take-Two Interactive Software, Inc.(1),(2),(3)	3,419	605,231
Walt Disney Co. (The)(1)	1,864	327,635
World Wrestling Entertainment, Inc., Class A(2),(3)	15,967	924,330
Zynga, Inc., Class A(1),(2)	397,897	4,229,645

		13,315,230

Food & Staples Retailing 4.7%
Albertsons Cos., Inc., Class A(2)	124,040	2,438,627
Casey’s General Stores, Inc.(2)	8,488	1,652,104
Costco Wholesale Corp.(2)	5,542	2,192,803
Performance Food Group Co.(1),(2)	149,484	7,248,479
Walmart, Inc.	17,235	2,430,480

		15,962,493

Food Products 9.0%
Bunge Ltd.(2),(3),(4)	36,322	2,838,564
Conagra Brands, Inc.(3)	13,023	473,777
Hershey Co. (The)(2),(3)	23,529	4,098,281
Hostess Brands, Inc.(1),(2)	330,452	5,350,018
Lamb Weston Holdings, Inc.(2),(3)	25,947	2,092,885
Lancaster Colony Corp.(2),(3)	8,395	1,624,517
Mondelez International, Inc., Class A(2),(3)	32,943	2,056,961
Nomad Foods Ltd.(1),(2),(4)	59,683	1,687,238
Sanderson Farms, Inc.(2)	25,385	4,771,619
Simply Good Foods Co. (The)(1),(2),(3)	141,689	5,173,065

		30,166,925

Health Care Equipment & Supplies 2.4%
Abbott Laboratories(2)	3,596	416,884
ABIOMED, Inc.(1),(3)	1,153	359,863
Boston Scientific Corp.(1),(2),(3)	10,503	449,108
Cardiovascular Systems, Inc.(1),(3)	307	13,094
CVRX, Inc.(1)	7,642	213,976
Danaher Corp.(2)	2,072	556,042
DENTSPLY SIRONA, Inc.(2)	97	6,136
DexCom, Inc.(1),(2),(3)	3,335	1,424,045

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Eargo, Inc.(1),(2)	13,579	541,938
Edwards Lifesciences Corp.(1),(2),(3)	11,501	1,191,159
Envista Holdings Corp.(1),(2)	8,101	350,044
Haemonetics Corp.(1),(2)	5,297	352,992
Inari Medical, Inc.(1),(2)	4,228	394,388
Intersect ENT, Inc.(1),(2)	4,253	72,684
LivaNova PLC(1),(2),(4)	79	6,645
NeuroPace, Inc.(1),(2)	1,065	25,336
Outset Medical, Inc.(1),(2)	5,397	269,742
Penumbra, Inc.(1),(2),(3)	2,502	685,698
Quidel Corp.(1),(3)	720	92,246
Silk Road Medical, Inc.(1),(2),(3)	3,013	144,202
STAAR Surgical Co.(1),(2),(3)	1,245	189,862
Tactile Systems Technology, Inc.(1),(2),(3)	246	12,792
Tandem Diabetes Care, Inc.(1),(2),(3)	1,782	173,567
Treace Medical Concepts, Inc.(1),(2)	2,129	66,553
ViewRay, Inc.(1),(3)	900	5,940
Zimmer Biomet Holdings, Inc.(3)	367	59,021

		8,073,957

Health Care Providers & Services 0.7%
Amedisys, Inc.(1),(2)	131	32,086
Centene Corp.(1),(2)	2,679	195,379
Cigna Corp.(2)	23	5,453
CVS Health Corp.(3)	74	6,174
Guardant Health, Inc.(1),(2),(3)	368	45,702
Humana, Inc.(2)	3,575	1,582,724
Oak Street Health, Inc.(1),(2),(3)	2,274	133,188
Option Care Health, Inc.(1),(2),(3)	10,705	234,118
Pennant Group, Inc. (The)(1),(2),(3)	2,484	101,596

		2,336,420

Health Care Technology 1.2%
Change Healthcare, Inc.(1),(2),(3)	134,780	3,105,331
Convey Holding Parent, Inc.(1)	21,284	242,212
Doximity, Inc., Class A(1),(2),(3)	8,822	513,441
Inspire Medical Systems, Inc.(1),(2),(3)	1,678	324,290

		4,185,274

Hotels, Restaurants & Leisure 16.6%
Airbnb, Inc., Class A(1),(2),(3)	19,242	2,946,720
Aramark(2),(3)	109,959	4,095,973
Booking Holdings, Inc.(1),(2)	1,208	2,643,213
Brinker International, Inc.(1)	1,413	87,394
Caesars Entertainment, Inc.(1),(3)	53,361	5,536,204
Cedar Fair L.P.(1),(2)	15,070	675,588
Chipotle Mexican Grill, Inc.(1),(3)	2,000	3,100,680
Darden Restaurants, Inc.(2)	2,137	311,981
Expedia Group, Inc.(1),(3)	22,902	3,749,286
Hilton Grand Vacations, Inc.(1)	2,365	97,887
Hilton Worldwide Holdings, Inc.(1),(2)	3,586	432,543
Hyatt Hotels Corp., Class A(1),(2)	1,765	137,034
Las Vegas Sands Corp.(1),(3)	22,484	1,184,682
Marriott International, Inc., Class A(1)	2,065	281,914
Marriott Vacations Worldwide Corp.(1),(2),(3)	51,508	8,205,224
McDonald’s Corp.(2),(3)	17,200	3,973,028
MGM Resorts International(2)	29,261	1,247,982
Norwegian Cruise Line Holdings Ltd.(1),(2),(3),(4)	12,471	366,772
Penn National Gaming, Inc.(1),(2),(3)	7,486	572,604

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Restaurant Brands International, Inc.(4)	22,847	1,472,261
Royal Caribbean Cruises Ltd.(1),(3),(4)	28,885	2,463,313
Scientific Games Corp., Class A(1),(2)	30,652	2,373,691
Texas Roadhouse, Inc., Class A(2)	28,359	2,728,136
Travel + Leisure Co.(2)	75,913	4,513,028
Wingstop, Inc.(3)	10,801	1,702,562
Wynn Resorts Ltd.(1)	8,068	986,716

		55,886,416

Household Durables 4.4%
Lennar Corp., Class A(2),(3)	17,387	1,727,398
Meritage Homes Corp.(1),(3)	6,040	568,243
Mohawk Industries, Inc.(1),(2)	10,446	2,007,617
Newell Brands, Inc.(2),(3)	204,752	5,624,537
PulteGroup, Inc.(1)	4,245	231,650
Sonos, Inc.(1),(2)	31,761	1,118,940
TopBuild Corp.(1),(3)	1,251	247,423
Vizio Holding Corp., Class A(1),(2)	79,100	2,136,491
Whirlpool Corp.(3)	5,129	1,118,225

		14,780,524

Household Products 4.1%
Colgate-Palmolive Co.(3)	100,072	8,140,857
Energizer Holdings, Inc.(2),(3)	66,696	2,866,594
Spectrum Brands Holdings, Inc.(2),(3)	31,812	2,705,293

		13,712,744

Industrial Conglomerates 0.9%
Carlisle Cos., Inc.(2)	8,158	1,561,278
General Electric Co.	20,012	269,362
Honeywell International, Inc.	2,829	620,541
Raven Industries, Inc.(1)	2,150	124,377
Roper Technologies, Inc.(2)	926	435,405

		3,010,963

Insurance 2.1%
Allstate Corp. (The)(2)	53	6,913
American International Group, Inc.(3)	133	6,331
Hartford Financial Services Group, Inc. (The)(2)	112	6,941
Lincoln National Corp.(3)	117	7,352
MetLife, Inc.(3)	47	2,813
Principal Financial Group, Inc.(3)	105	6,635
Syncora Holdings Ltd.(1),(4)	56,504	14,126
Willis Towers Watson PLC(2),(4)	31,188	7,173,864

		7,224,975

Interactive Media & Services 10.4%
Alphabet, Inc., Class C(1),(2)	1	2,506
Alphabet, Inc., Class A(1),(2)	4,390	10,719,458
Bumble, Inc., Class A(1),(2)	47,643	2,744,237
Facebook, Inc., Class A(1),(2)	25,572	8,891,640
Genius Sports Ltd.(1),(2),(4)	67,129	1,260,011
Match Group, Inc.(1),(3)	23,399	3,773,089
QuinStreet, Inc.(1),(2),(3)	48,649	903,898
Snap, Inc., Class A(1),(2),(3)	48,992	3,338,315
TripAdvisor, Inc.(1),(2),(3)	39,019	1,572,466
Twitter, Inc.(1),(3)	1,775	122,138
Vimeo, Inc.(1),(2),(3)	34,119	1,671,831

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Interactive Media & Services
Yelp, Inc.(1),(3)	136	5,435

		35,005,024

Internet & Direct Marketing Retail 1.8%
Alibaba Group Holding Ltd., ADR(1),(4)	579	131,306
Altaba, Inc.(1)	148,076	2,124,890
Amazon.com, Inc.(1)	364	1,252,218
ContextLogic, Inc., Class A(1),(2)	10,614	139,786
DoorDash, Inc., Class A(1),(2)	1,111	198,125
Overstock.com, Inc.(1),(2)	5,370	495,114
PubMatic, Inc., Class A(1),(2)	16,123	629,926
Wayfair, Inc., Class A(1),(2),(3)	2,126	671,199
Xometry, Inc.(1)	3,361	293,718

		5,936,282

IT Services 13.2%
Accenture PLC, Class A(2),(4)	5,314	1,566,514
Affirm Holdings, Inc.(1),(2)	17,101	1,151,752
Akamai Technologies, Inc.(1),(2),(3)	16,177	1,886,238
Cognizant Technology Solutions Corp., Class A(2),(3)	12,636	875,169
Concentrix Corp.(1)	21,174	3,404,779
Conduent, Inc.(1)	107,970	809,775
DXC Technology Co.(1),(3)	78,342	3,050,638
Fastly, Inc., Class A(1),(3)	3,536	210,746
Fiserv, Inc.(1),(2)	42,914	4,587,078
Global Payments, Inc.(2)	25,531	4,788,084
LiveRamp Holdings, Inc.(1),(3)	88,378	4,140,509
Marqeta, Inc., Class A(1),(3)	47,769	1,340,876
Mastercard, Inc., Class A(2)	9,159	3,343,859
MongoDB, Inc.(1),(2),(3)	2,118	765,699
Okta, Inc.(1)	4,049	990,709
PayPal Holdings, Inc.(1),(2),(3)	6,085	1,773,656
Sabre Corp.(1),(3)	10,936	136,481
Shift4 Payments, Inc., Class A(1)	13,807	1,293,992
Shopify, Inc., Class A(1),(2),(4)	1,163	1,699,120
Square, Inc., Class A(1),(2),(3)	5,096	1,242,405
Twilio, Inc., Class A(1),(2),(3)	13,231	5,215,131
WEX, Inc.(1),(2),(3)	1,659	321,680

		44,594,890

Leisure Products 0.6%
Callaway Golf Co.(1),(3)	52,935	1,785,497
Hayward Holdings, Inc.(1),(2)	9,337	242,949

		2,028,446

Life Sciences Tools & Services 2.3%
Adaptive Biotechnologies Corp.(1),(2),(3)	147	6,006
Agilent Technologies, Inc.(2)	1,286	190,084
Berkeley Lights, Inc.(1),(2),(3)	7,764	347,905
Fluidigm Corp.(1),(3)	379	2,335
ICON PLC(1),(3),(4)	8,455	1,747,733
NanoString Technologies, Inc.(1),(2),(3)	5,488	355,568
Pacific Biosciences of California, Inc.(1),(3)	8,995	314,555
PPD, Inc.(1),(2),(3)	57,869	2,667,182
PRA Health Sciences, Inc.(1),(2),(3)	3,286	542,880
Repligen Corp.(1),(2),(3)	7,244	1,446,047

		7,620,295

Machinery 7.7%
AGCO Corp.(3)	3,557	463,762

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Machinery
Allison Transmission Holdings, Inc.(3)	17,826	708,405
CNH Industrial N.V.(2),(4)	4,414	73,802
Crane Co.(3)	59	5,450
Cummins, Inc.(2)	8,963	2,185,269
Deere & Co.(2),(3)	8,852	3,122,189
Dover Corp.(2)	13,657	2,056,744
Evoqua Water Technologies Corp.(1),(3)	49,410	1,669,070
Fortive Corp.(2)	17,279	1,205,037
Ingersoll Rand, Inc.(1),(2)	61,294	2,991,760
Meritor, Inc.(1),(2),(3)	7,830	183,379
Navistar International Corp.(1),(2)	16,146	718,497
Oshkosh Corp.(2)	65	8,102
Otis Worldwide Corp.(2)	16,290	1,332,033
PACCAR, Inc.(3)	17,687	1,578,565
Parker-Hannifin Corp.(2),(3)	12,567	3,859,451
Rexnord Corp.(2)	7,066	353,583
Stanley Black & Decker, Inc.(2)	3,564	730,584
Terex Corp.(2)	16,074	765,444
Welbilt, Inc.(1),(2)	76,134	1,762,502

		25,773,628

Marine 0.4%
Kirby Corp.(1),(2),(3)	23,175	1,405,332

Media 7.8%
Altice USA, Inc., Class A(1),(3)	35,848	1,223,851
Comcast Corp., Class A(2)	25,717	1,466,383
comScore, Inc.(1),(3)	1,665,189	8,325,945
Criteo S.A., ADR(1),(2),(4)	112,710	5,097,873
Discovery, Inc.(1),(2)	3,580	103,748
Discovery, Inc., Class A(1),(2)	70,708	2,169,322
DISH Network Corp., Class A(1),(2),(3)	179	7,482
Fox Corp., Class A(3)	137	5,087
Gray Television, Inc.(2),(3)	35,970	841,698
iHeartMedia, Inc., Class A(1),(2)	93,980	2,530,881
Nexstar Media Group, Inc., Class A(2)	5,080	751,230
Shaw Communications, Inc., Class B(2),(4)	9,067	262,218
TEGNA, Inc.(2),(3)	51,002	956,798
ViacomCBS, Inc., Class B(2)	57,296	2,589,779

		26,332,295

Metals & Mining 1.0%
Alcoa Corp.(1),(3)	28,971	1,067,292
Allegheny Technologies, Inc.(1),(2),(3)	23,220	484,137
Century Aluminum Co.(1),(3)	48,122	620,292
Steel Dynamics, Inc.(2)	128	7,629
Teck Resources Ltd., Class B(2),(4)	52,935	1,219,622

		3,398,972

Multiline Retail 0.6%
Dollar Tree, Inc.(1),(2),(3)	21,449	2,134,176
Target Corp.(2)	64	15,471

		2,149,647

Oil, Gas & Consumable Fuels 29.5%
Antero Resources Corp.(1),(2)	323,099	4,856,178
Arch Resources, Inc.(1),(2)	38,819	2,211,907
Cabot Oil & Gas Corp.	70,553	1,231,855
Callon Petroleum Co.(1)	6,368	367,370
Centennial Resource Development, Inc., Class A(1)	53,070	359,815

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Cimarex Energy Co.(2)	186,013	13,476,642
Continental Resources, Inc.(2)	225,638	8,581,013
Devon Energy Corp.(3)	315	9,195
EOG Resources, Inc.(2)	55,714	4,648,776
Exxon Mobil Corp.(3)	118,549	7,478,071
Kinder Morgan, Inc.(2)	291	5,305
Marathon Oil Corp.(2),(3)	612,596	8,343,557
Marathon Petroleum Corp.(2),(3)	139,124	8,405,872
Matador Resources Co.(2)	65,019	2,341,334
Northern Oil and Gas, Inc.(2)	322,969	6,708,066
Occidental Petroleum Corp.(2),(3)	300,655	9,401,482
Ovintiv, Inc.(2),(3)	260,293	8,191,421
PBF Energy, Inc., Class A(1),(3)	62,957	963,242
PDC Energy, Inc.(2),(3)	144,861	6,633,185
Phillips 66(2)	62	5,321
SM Energy Co.(1)	29,011	714,541
Valero Energy Corp.(2),(3)	54,740	4,274,099
Williams Cos., Inc. (The)(3)	184	4,885
World Fuel Services Corp.(2)	1,796	56,987

		99,270,119

Paper & Forest Products 0.4%
Domtar Corp.(1),(2)	17,326	952,237
West Fraser Timber Co., Ltd.(2),(4)	6,745	483,482

		1,435,719

Personal Products 1.1%
BellRing Brands, Inc., Class A(1),(2),(3)	38,413	1,203,863
Coty, Inc., Class A(1),(2),(3)	46,625	435,478
elf Beauty, Inc.(1),(2)	72,532	1,968,518

		3,607,859

Pharmaceuticals 2.8%
Aerie Pharmaceuticals, Inc.(1),(3)	303	4,851
Axsome Therapeutics, Inc.(1),(2),(3)	4,510	304,245
Bristol-Myers Squibb Co.(2)	36,694	2,451,893
Catalent, Inc.(1),(2)	3,224	348,579
Cresco Labs, Inc.(1),(2),(4)	47,065	536,541
Eli Lilly & Co.(2)	7,058	1,619,952
Green Thumb Industries, Inc.(1),(2),(4)	106,917	3,528,261
Harmony Biosciences Holdings, Inc.(1),(2)	1,095	30,912
Intra-Cellular Therapies, Inc.(1),(2),(3)	499	20,369
Jazz Pharmaceuticals PLC(1),(3),(4)	37	6,573
KemPharm, Inc.(1)	654	8,384
Merck & Co., Inc.(2)	4,422	343,899
Reata Pharmaceuticals, Inc., Class A(1),(2),(3)	874	123,697
Relmada Therapeutics, Inc.(1),(2)	2,484	79,513
TherapeuticsMD, Inc.(1),(3)	15,655	18,629
Zogenix, Inc.(1),(2)	1,527	26,387

		9,452,685

Professional Services 0.9%
CACI International, Inc., Class A(1),(2)	24	6,123
IHS Markit Ltd.(2),(4)	27,097	3,052,748
Nielsen Holdings PLC(2),(3),(4)	234	5,773

		3,064,644

Real Estate Investment Trusts 79.6%
Acadia Realty Trust(2),(3)	529,429	11,626,261
AFC Gamma, Inc.	130,881	2,702,693

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Alexandria Real Estate Equities, Inc.(2),(3)	82,182	14,952,193
American Campus Communities, Inc.(1)	8,845	413,238
Americold Realty Trust(2),(3)	310,899	11,767,527
AvalonBay Communities, Inc.(2),(3)	15,916	3,321,510
Brixmor Property Group, Inc.(2),(3)	249,072	5,701,258
CareTrust REIT, Inc.(2)	230,285	5,349,520
Corporate Office Properties Trust(2)	190,426	5,330,024
Cousins Properties, Inc.(2),(3)	38,907	1,430,999
Equity LifeStyle Properties, Inc.(2),(3)	96,909	7,201,308
Equity Residential(2),(3)	190,156	14,642,012
Essex Property Trust, Inc.(2)	22,313	6,694,123
Federal Realty Investment Trust(2),(3)	71,951	8,430,499
First Industrial Realty Trust, Inc.(2)	101,728	5,313,253
Gaming and Leisure Properties, Inc.(2)	78,921	3,656,410
Healthcare Trust of America, Inc., Class A(2)	43,066	1,149,862
Invitation Homes, Inc.(2)	256,793	9,575,811
Kilroy Realty Corp.(2),(3)	91,281	6,356,809
Medical Properties Trust, Inc.(3)	400,582	8,051,698
Mid-America Apartment Communities, Inc.(2),(3)	60,093	10,120,863
NETSTREIT Corp.	579,010	13,351,971
New Senior Investment Group, Inc.(2)	535,068	4,697,897
Outfront Media, Inc.(1),(2)	35,290	848,019
Paramount Group, Inc.(2)	521,713	5,253,650
Park Hotels & Resorts, Inc.(1),(2)	2,078	42,828
Piedmont Office Realty Trust, Inc., Class A(2)	785,924	14,516,016
Plymouth Industrial REIT, Inc.(2)	241,542	4,835,671
QTS Realty Trust, Inc., Class A(2),(3)	53,320	4,121,636
Realty Income Corp.(2),(3)	104,028	6,942,829
RPT Realty(2),(3)	411,191	5,337,259
Sabra Health Care REIT, Inc.(2)	176,850	3,218,670
Simon Property Group, Inc.(2),(3)	4,983	650,182
SITE Centers Corp.(2),(3)	168,235	2,533,619
Spirit Realty Capital, Inc.(2)	51,605	2,468,783
Terreno Realty Corp.(2)	157,317	10,150,093
Ventas, Inc.(2)	212,408	12,128,497
VEREIT, Inc.(2)	251,374	11,545,608
VICI Properties, Inc.(2),(3)	70,636	2,191,129
Weingarten Realty Investors(2)	268,617	8,614,547
WP Carey, Inc.(2),(3)	143,102	10,678,271

		267,915,046

Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A(1),(2)	86	7,373

Road & Rail 16.5%
Canadian National Railway Co.(4)	10,595	1,117,984
Canadian Pacific Railway Ltd.(4)	10,890	837,550
CSX Corp.(2),(3)	233,552	7,492,348
Heartland Express, Inc.(2)	33,897	580,656
JB Hunt Transport Services, Inc.(2),(3)	4,150	676,243
Kansas City Southern(2)	43,312	12,273,321
Knight-Swift Transportation Holdings, Inc.	21,199	963,707
Landstar System, Inc.(3)	18,313	2,893,820
Lyft, Inc., Class A(1),(2),(3)	21,170	1,280,362
Norfolk Southern Corp.(2),(3)	30,253	8,029,449
Old Dominion Freight Line, Inc.(2)	15,834	4,018,669
Ryder System, Inc.	6,399	475,638
Saia, Inc.(1),(2)	2,496	522,887

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Road & Rail
Schneider National, Inc., Class B	3,529	76,826
Uber Technologies, Inc.(1),(2)	119,289	5,978,765
Union Pacific Corp.(2)	19,150	4,211,659
Werner Enterprises, Inc.(2),(3)	54,498	2,426,251
Yellow Corp.(1)	244,355	1,590,751

		55,446,886

Semiconductors & Semiconductor Equipment 20.3%
Advanced Micro Devices, Inc.(1)	5,228	491,066
Ambarella, Inc.(1),(2),(4)	19,815	2,112,874
Applied Materials, Inc.(3)	16,760	2,386,624
ASML Holding N.V.(2),(4)	7,277	5,027,243
Broadcom, Inc.(3)	2,162	1,030,928
Ichor Holdings Ltd.(1),(2),(3),(4)	13,221	711,290
Intel Corp.(2)	12,600	707,364
Kulicke & Soffa Industries, Inc.(3)	16,653	1,019,164
Lam Research Corp.(3)	2,698	1,755,589
Magnachip Semiconductor Corp.(1)	75,112	1,792,172
Marvell Technology, Inc.(2),(3)	94,088	5,488,153
Maxim Integrated Products, Inc.(1),(2)	132,540	13,964,414
Microchip Technology, Inc.(2),(3)	20,599	3,084,494
Micron Technology, Inc.(1),(2),(3)	56,605	4,810,293
NVIDIA Corp.(2),(3)	4,570	3,656,457
NXP Semiconductors N.V.(4)	20,863	4,291,936
ON Semiconductor Corp.(1),(3)	16,400	627,792
Skyworks Solutions, Inc.(2)	2,509	481,101
Synaptics, Inc.(1),(2),(3)	35,740	5,560,429
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(2),(3),(4)	14,196	1,705,791
Teradyne, Inc.(3)	1,367	183,123
Ultra Clean Holdings, Inc.(1),(2)	42,348	2,274,935
Xilinx, Inc.(1),(2)	36,967	5,346,907

		68,510,139

Software 41.2%
Adobe, Inc.(1),(2)	5,234	3,065,240
Anaplan, Inc.(1),(3)	3,012	160,540
Appian Corp.(1),(2),(3)	7,056	971,964
AppLovin Corp., Class A(1),(2)	15,700	1,180,169
Asana, Inc., Class A(1),(2)	514	31,883
Aspen Technology, Inc.(1),(3)	3,053	419,910
Atlassian Corp. PLC, Class A(1),(2),(3),(4)	3,377	867,416
Avalara, Inc.(1),(2),(3)	2,698	436,536
Avaya Holdings Corp.(1),(3)	28,494	766,489
BlackBerry Ltd.(1),(4)	12,438	151,992
Cadence Design Systems, Inc.(1),(2)	9,021	1,234,253
Cloudera, Inc.(1)	57,409	910,507
Cognyte Software Ltd.(1),(4)	124,869	3,059,290
CommVault Systems, Inc.(1)	48,183	3,766,465
Confluent, Inc., Class A(1)	4,589	217,978
Cornerstone OnDemand, Inc.(1),(3)	17,995	928,182
Crowdstrike Holdings, Inc., Class A(1),(2),(3)	19,061	4,790,220
CyberArk Software Ltd.(1),(3),(4)	44,330	5,774,869
Descartes Systems Group, Inc. (The)(1),(4)	3,575	247,247
DocuSign, Inc.(1),(2),(3)	3,012	842,065
Domo, Inc., Class B(1)	80,193	6,482,000
Dynatrace, Inc.(1),(2),(3)	23,380	1,365,860
Elastic N.V.(1),(2),(4)	5,293	771,508
FireEye, Inc.(1),(3)	204,631	4,137,639

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Software
Five9, Inc.(1),(2)	3,332	611,055
Fortinet, Inc.(1),(3)	6,296	1,499,644
HubSpot, Inc.(1),(2),(3)	8,253	4,809,188
ironSource Ltd., Class A(1),(4)	331,229	3,477,904
Lightspeed POS, Inc.(1),(2),(4)	18,427	1,540,681
Manhattan Associates, Inc.(1),(2)	55,911	8,098,149
Medallia, Inc.(1),(3)	15,944	538,110
Microsoft Corp.(2)	31,208	8,454,247
Mimecast Ltd.(1),(4)	26,599	1,411,077
Monday.com Ltd.(1),(4)	355	79,374
NortonLifeLock, Inc.	6,555	178,427
Nuance Communications, Inc.(1),(2)	95,523	5,200,272
Oracle Corp.(3)	5,293	412,007
Palo Alto Networks, Inc.(1),(2)	32,874	12,197,898
Paycom Software, Inc.(1),(2)	351	127,578
Proofpoint, Inc.(1),(2)	22,101	3,840,270
Sailpoint Technologies Holdings, Inc.(1),(3)	769	39,273
salesforce.com, Inc.(1)	349	85,250
SAP SE, ADR(2),(4)	5,229	734,465
SentinelOne, Inc., Class A(1)	14,555	618,588
ServiceNow, Inc.(1),(2),(3)	6,843	3,760,571
Slack Technologies, Inc., Class A(1),(2)	464,768	20,589,222
Smartsheet, Inc., Class A(1)	19,130	1,383,482
Splunk, Inc.(1),(2),(3)	6,025	871,094
Synopsys, Inc.(1),(2),(3)	2,167	597,637
Talend S.A., ADR(1),(4)	37,840	2,482,304
Tenable Holdings, Inc.(1)	31,839	1,316,543
Tufin Software Technologies Ltd.(1),(4)	125,930	1,148,482
UiPath, Inc., Class A(1)	883	59,982
Varonis Systems, Inc.(1),(3)	16,497	950,557
Verint Systems, Inc.(1)	16,591	747,756
Workday, Inc., Class A(1),(3)	10,648	2,542,104
Zendesk, Inc.(1),(2),(3)	17,140	2,473,988
Zeta Global Holdings Corp., Class A(1)	106,009	890,476
Zscaler, Inc.(1),(2),(3)	11,650	2,517,099

		138,864,976

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A(1),(2)	161	7,475
AutoZone, Inc.(1),(2)	4	5,969
Carvana Co.(1),(2),(3)	531	160,267
Citi Trends, Inc.(1),(2)	8,438	734,106
Dick’s Sporting Goods, Inc.	2,691	269,611
GameStop Corp., Class A(1),(3)	35	7,495
Home Depot, Inc. (The)(2),(3)	5,276	1,682,464
Lowe’s Cos., Inc.(2)	1,692	328,197
O’Reilly Automotive, Inc.(1),(2)	11	6,228
Ross Stores, Inc.(3)	46	5,704
TJX Cos., Inc. (The)(2)	30,020	2,023,948
Tractor Supply Co.	3,882	722,285
Vroom, Inc.(1),(2),(3)	12,401	519,106

		6,472,855

Technology Hardware, Storage & Peripherals 3.4%
3D Systems Corp.(1),(3)	15,589	623,092
Apple, Inc.(2)	25,577	3,503,026
NCR Corp.(1),(2)	108,063	4,928,753
NetApp, Inc.(2),(3)	25,276	2,068,082

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals
Western Digital Corp.(1),(2)	6,338	451,076

		11,574,029

Textiles, Apparel & Luxury Goods 0.2%
PVH Corp.(1),(2)	70	7,531
Ralph Lauren Corp.	61	7,187
Tapestry, Inc.(1),(2)	202	8,783
Under Armour, Inc., Class A(1)	24,766	523,801

		547,302

Thrifts & Mortgage Finance 2.8%
Essent Group Ltd.(1),(4)	14,152	636,132
MGIC Investment Corp.(2),(3)	282,754	3,845,454
Mr Cooper Group, Inc.(1),(2),(3)	67,542	2,232,939
PennyMac Financial Services, Inc.(2),(3)	41,368	2,553,233

		9,267,758

Trading Companies & Distributors 3.2%
AerCap Holdings N.V.(1),(4)	102,974	5,273,299
Air Lease Corp.(2),(3)	984	41,072
Fortress Transportation and Infrastructure Investors LLC(2)	4,004	134,334
GATX Corp.(1)	7,076	626,014
Rush Enterprises, Inc., Class A(1)	14,152	611,932
United Rentals, Inc.(1),(2)	13,280	4,236,453

		10,923,104

Wireless Telecommunication Services 0.1%
NII Holdings, Inc.(1)	174,048	382,906

Total Common Stocks (Cost $1,283,935,481)		1,349,729,841

Exchange-Traded Funds 7.6%
ARK Innovation ETF	5,328	696,796
Energy Select Sector SPDR Fund(2),(3)	57,763	3,111,693
Invesco QQQ Trust, Series 1	9,945	3,524,806
Invesco S&P 500 Equal Weight ETF(2)	41,398	6,239,921
iShares MSCI Brazil ETF	31,078	1,259,902
iShares Russell 1000 Value ETF(2)	11,220	1,779,716
iShares U.S. Home Construction ETF	19,534	1,352,143
ProShares VIX Short-Term Futures ETF(1)	71,416	1,719,697
SPDR Gold Shares(1),(2)	1,077	178,383
SPDR S&P Homebuilders ETF(2)	2,454	179,731
SPDR S&P Metals & Mining ETF	14,243	613,304
SPDR S&P Oil & Gas Exploration & Production ETF(2)	24,207	2,340,575
SPDR S&P Regional Banking ETF(2)	2,683	175,817
United States Oil Fund L.P.(1)	48,535	2,420,926

Total Exchange-Traded Funds (Cost $25,706,187)		25,593,410

Warrants 0.5%
Diversified Financial Services 0.5%
Aequi Acquisition Corp., Class A(1)	8,874	8,117
CM Life Sciences, Inc., Class A(1)	304,201	1,388,678

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Warrants
Diversified Financial Services
HumanCo Acquisition Corp., Class A(1)	150,043	176,300

		1,573,095

Health Care Technology 0.0%
Multiplan Corp.(1)	7,000	16,065

Total Warrants (Cost $993,901)		1,589,160

Total Long Investments (Cost $1,310,635,569)		1,376,912,411

Securities Sold Short (5)(336.8)%
Common Stocks (234.4)%
Aerospace & Defense (1.5)%
Boeing Co. (The)	17,456	(4,181,759)
L3Harris Technologies, Inc.	849	(183,511)
TransDigm Group, Inc.	175	(113,276)
Virgin Galactic Holdings, Inc.	14,013	(644,598)

		(5,123,144)

Air Freight & Logistics (2.3)%
Atlas Air Worldwide Holdings, Inc.	13,410	(913,355)
C.H. Robinson Worldwide, Inc.	1,768	(165,608)
Echo Global Logistics, Inc.	3,597	(110,572)
Expeditors International of Washington, Inc.	52,765	(6,680,049)

		(7,869,584)

Airlines (0.0)%
Frontier Group Holdings, Inc.	586	(9,985)
Sun Country Airlines Holdings, Inc.	292	(10,807)

		(20,792)

Auto Components (1.3)%
Autoliv, Inc.	3,589	(350,861)
BorgWarner, Inc.	67,652	(3,283,828)
Lear Corp.	3,158	(553,534)
Tenneco, Inc., Class A	10,704	(206,801)

		(4,395,024)

Automobiles (1.9)%
Canoo, Inc.	1,384	(13,757)
Ford Motor Co.	260,117	(3,865,339)
Tesla, Inc.	3,529	(2,398,661)

		(6,277,757)

Banks (21.3)%
Ameris Bancorp	49,273	(2,494,692)
Associated Banc-Corp	156,175	(3,198,464)
BOK Financial Corp.	21,949	(1,900,783)
Citigroup, Inc.	111,170	(7,865,278)
Columbia Banking System, Inc.	17,773	(685,327)
Comerica, Inc.	81,461	(5,811,428)
Cullen/Frost Bankers, Inc.	29,499	(3,303,888)
Fifth Third Bancorp	151,501	(5,791,883)
First Citizens BancShares, Inc., Class A	79	(65,786)
First Horizon Corp.	335,344	(5,794,744)
FNB Corp.	260,138	(3,207,502)
Great Western Bancorp, Inc.	40,242	(1,319,535)
Hilltop Holdings, Inc.	46,156	(1,680,078)
Investors Bancorp, Inc.	177,136	(2,525,959)
JPMorgan Chase & Co.	38,020	(5,913,631)
Old National Bancorp	35,318	(621,950)
Regions Financial Corp.	248,224	(5,009,160)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Banks
Renasant Corp.	20,148	(805,920)
Simmons First National Corp., Class A	67,781	(1,988,695)
South State Corp.	28,695	(2,346,103)
Synovus Financial Corp.	73,899	(3,242,688)
Texas Capital Bancshares, Inc.	37,199	(2,361,765)
Truist Financial Corp.	70,303	(3,901,817)

		(71,837,076)

Beverages (4.5)%
Boston Beer Co., Inc. (The), Class A	2,613	(2,667,350)
Coca-Cola Co. (The)	131,872	(7,135,594)
Duckhorn Portfolio, Inc. (The)	334	(7,368)
Keurig Dr Pepper, Inc.	9,622	(339,079)
National Beverage Corp.	105,163	(4,966,849)

		(15,116,240)

Biotechnology (0.7)%
Altimmune, Inc.	584	(5,752)
Amgen, Inc.	2,877	(701,269)
Amicus Therapeutics, Inc.	361	(3,480)
Atossa Therapeutics, Inc.	2,095	(13,240)
Avita Medical, Inc.	404	(8,290)
Beam Therapeutics, Inc.	713	(91,770)
Biogen, Inc.	707	(244,813)
Biomea Fusion, Inc.	1,082	(16,890)
Brooklyn ImmunoTherapeutics, Inc.	22	(396)
Celldex Therapeutics, Inc.	673	(22,505)
Centessa Pharmaceuticals PLC, ADR	1,924	(42,732)
Cerevel Therapeutics Holdings, Inc.	596	(15,270)
Connect Biopharma Holdings Ltd.(4)	1,799	(35,134)
CureVac N.V.(4)	709	(52,097)
Curis, Inc.	1,478	(11,927)
Forte Biosciences, Inc.	182	(6,119)
Gemini Therapeutics, Inc.	26	(168)
Generation Bio Co.	720	(19,368)
GT Biopharma, Inc.	387	(5,998)
Humanigen, Inc.	756	(13,139)
Immunocore Holdings PLC, ADR(4)	720	(28,116)
Kodiak Sciences, Inc.	1,428	(132,804)
Krystal Biotech, Inc.	1,076	(73,168)
LAVA Therapeutics N.V.(4)	1,253	(13,633)
MiMedx Group, Inc.	1,909	(23,882)
Moderna, Inc.	1,799	(422,729)
Ocugen, Inc.	3,133	(25,158)
Recursion Pharmaceuticals, Inc., Class A	1,439	(52,524)
Sana Biotechnology, Inc.	1,063	(20,899)
Sesen Bio, Inc.	2,888	(13,343)
Talaris Therapeutics, Inc.	1,770	(26,001)
Trillium Therapeutics, Inc.(4)	1,743	(16,907)
VectivBio Holding AG(4)	730	(8,512)
Verve Therapeutics, Inc.	707	(42,597)
VistaGen Therapeutics, Inc.	3,267	(10,291)
Werewolf Therapeutics, Inc.	1,079	(18,818)

		(2,239,739)

Building Products (2.1)%
American Woodmark Corp.	4,905	(400,689)
AO Smith Corp.	29,662	(2,137,444)
Armstrong World Industries, Inc.	4,800	(514,848)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Building Products
Carrier Global Corp.	15,948	(775,073)
Lennox International, Inc.	5,021	(1,761,367)
Masco Corp.	16,912	(996,286)
Trane Technologies PLC(4)	1,071	(197,214)
Trex Co., Inc.	3,177	(324,721)
View, Inc.	1,564	(13,263)

		(7,120,905)

Capital Markets (2.8)%
Charles Schwab Corp. (The)	22,152	(1,612,887)
Coinbase Global, Inc., Class A	3,923	(993,696)
GCM Grosvenor, Inc., Class A	73	(761)
Goldman Sachs Group, Inc. (The)	9,703	(3,682,580)
Open Lending Corp., Class A	1,760	(75,838)
S&P Global, Inc.	7,684	(3,153,898)

		(9,519,660)

Chemicals (2.3)%
Air Products and Chemicals, Inc.	3,891	(1,119,363)
Axalta Coating Systems Ltd.(4)	2,134	(65,066)
Danimer Scientific, Inc.	1,162	(29,108)
Dow, Inc.	2,062	(130,484)
DuPont de Nemours, Inc.	33,144	(2,565,677)
Ecolab, Inc.	1,530	(315,134)
Olin Corp.	24,036	(1,111,905)
PPG Industries, Inc.	10,966	(1,861,698)
PureCycle Technologies, Inc.	571	(13,504)
RPM International, Inc.	4,816	(427,083)
Tronox Holdings PLC, Class A(4)	10,610	(237,664)
Zymergen, Inc.	332	(13,283)

		(7,889,969)

Commercial Services & Supplies (0.3)%
Herman Miller, Inc.	18,791	(885,808)
KAR Auction Services, Inc.	10,587	(185,802)
RR Donnelley & Sons Co.	1,275	(8,007)

		(1,079,617)

Communications Equipment (2.9)%
Cisco Systems, Inc.	49,169	(2,605,957)
Juniper Networks, Inc.	114,913	(3,142,871)
Telefonaktiebolaget LM Ericsson, ADR(4)	315,418	(3,967,958)

		(9,716,786)

Construction Materials (0.7)%
Eagle Materials, Inc.	2,835	(402,882)
Martin Marietta Materials, Inc.	3,111	(1,094,481)
Vulcan Materials Co.	4,590	(798,981)

		(2,296,344)

Consumer Finance (4.1)%
Ally Financial, Inc.	38,915	(1,939,524)
Credit Acceptance Corp.	3,131	(1,421,818)
Discover Financial Services	46,410	(5,489,839)
FirstCash, Inc.	16,107	(1,231,219)
LendingClub Corp.	38,699	(701,613)
OneMain Holdings, Inc.	36,007	(2,157,179)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Consumer Finance
Upstart Holdings, Inc.	7,718	(963,978)

		(13,905,170)

Containers & Packaging (0.5)%
Amcor PLC(4)	23,328	(267,339)
International Paper Co.	15,612	(957,172)
Pactiv Evergreen, Inc.	8,149	(122,805)
Sealed Air Corp.	3,543	(209,923)

		(1,557,239)

Diversified Consumer Services (0.8)%
2U, Inc.	1,887	(78,631)
Chegg, Inc.	25,972	(2,158,533)
Coursera, Inc.	219	(8,664)
frontdoor, Inc.	11,439	(569,891)

		(2,815,719)

Diversified Financial Services (0.1)%
BowX Acquisition Corp., Class A	656	(7,544)
Landcadia Holdings III, Inc., Class A	5,455	(67,642)
Pershing Square Tontine Holdings Ltd., Class A	4,623	(105,220)

		(180,406)

Diversified Telecommunication Services (2.4)%
Radius Global Infrastructure, Inc., Class A	792	(11,484)
Verizon Communications, Inc.	143,457	(8,037,896)

		(8,049,380)

Electrical Equipment (2.1)%
Babcock & Wilcox Enterprises, Inc.	982	(7,738)
Hubbell, Inc.	3,423	(639,553)
nVent Electric PLC(4)	3,253	(101,624)
Rockwell Automation, Inc.	16,715	(4,780,824)
Shoals Technologies Group, Inc., Class A	5,669	(201,250)
Stem, Inc.	35,609	(1,282,280)

		(7,013,269)

Electronic Equipment, Instruments & Components (0.0)%
Aeva Technologies, Inc.	28	(296)
MicroVision, Inc.	2,679	(44,873)
Ouster, Inc.	42	(525)
Velodyne Lidar, Inc.	1,181	(12,566)

		(58,260)

Energy Equipment & Services (3.8)%
Baker Hughes Co.	160,557	(3,671,938)
Halliburton Co.	70,055	(1,619,672)
Helmerich & Payne, Inc.	83,408	(2,721,603)
Nov, Inc.	146,174	(2,239,386)
Patterson-UTI Energy, Inc.	179,645	(1,785,671)
Tenaris S.A., ADR(4)	28,121	(615,850)
TETRA Technologies, Inc.	2,101	(9,118)

		(12,663,238)

Entertainment (4.5)%
Chicken Soup For The Soul Entertainment, Inc.	196	(8,114)
CuriosityStream, Inc.	445	(6,070)
Electronic Arts, Inc.	47,644	(6,852,636)
Netflix, Inc.	6,200	(3,274,902)
Spotify Technology S.A.(4)	6,871	(1,893,579)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Entertainment
Walt Disney Co. (The)	18,454	(3,243,660)

		(15,278,961)

Food & Staples Retailing (2.3)%
Kroger Co. (The)	79,187	(3,033,654)
Sysco Corp.	32,668	(2,539,937)
US Foods Holding Corp.	47,215	(1,811,168)
Walmart, Inc.	3,666	(516,979)

		(7,901,738)

Food Products (7.0)%
AppHarvest, Inc.	817	(13,072)
Archer-Daniels-Midland Co.	77,708	(4,709,105)
Beyond Meat, Inc.	14,667	(2,309,906)
Flowers Foods, Inc.	205,110	(4,963,662)
General Mills, Inc.	17,930	(1,092,475)
Hain Celestial Group, Inc. (The)	10,077	(404,289)
Hormel Foods Corp.	19,950	(952,613)
JM Smucker Co. (The)	34,225	(4,434,533)
Kraft Heinz Co. (The)	46,038	(1,877,430)
Oatly Group AB(4)	14,177	(346,769)
Post Holdings, Inc.	10,837	(1,175,489)
Tattooed Chef, Inc.	786	(16,860)
Tyson Foods, Inc., Class A	14,873	(1,097,032)
Utz Brands, Inc.	996	(21,703)
Whole Earth Brands, Inc.	672	(9,744)

		(23,424,682)

Health Care Equipment & Supplies (1.2)%
Agiliti, Inc.	384	(8,398)
Asensus Surgical, Inc.	4,130	(13,092)
Baxter International, Inc.	8,817	(709,768)
Becton Dickinson and Co.	4,242	(1,031,612)
Butterfly Network, Inc.	527	(7,631)
Medtronic PLC(4)	7,176	(890,757)
Novocure Ltd.(4)	1,851	(410,589)
Pulmonx Corp.	1,480	(65,298)
Pulse Biosciences, Inc.	529	(8,676)
Senseonics Holdings, Inc.	6,951	(26,692)
STERIS PLC(4)	3,927	(810,140)

		(3,982,653)

Health Care Providers & Services (1.6)%
Alignment Healthcare, Inc.	448	(10,470)
Aveanna Healthcare Holdings, Inc.	653	(8,078)
Clover Health Investments Corp.	76	(1,012)
HCA Healthcare, Inc.	13,241	(2,737,445)
Hims & Hers Health, Inc.	74	(806)
Privia Health Group, Inc.	330	(14,642)
Quest Diagnostics, Inc.	7,063	(932,104)
Signify Health, Inc., Class A	1,105	(33,625)
UnitedHealth Group, Inc.	4,253	(1,703,071)

		(5,441,253)

Health Care Technology (0.1)%
Multiplan Corp.	7,118	(67,763)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Health Care Technology
Teladoc Health, Inc.	1,288	(214,182)

		(281,945)

Hotels, Restaurants & Leisure (7.2)%
Boyd Gaming Corp.	5,013	(308,249)
Brinker International, Inc.	7,859	(486,079)
Carnival Corp.(4)	151,122	(3,983,576)
Cheesecake Factory, Inc. (The)	34,730	(1,881,672)
Choice Hotels International, Inc.	14,781	(1,756,870)
Cracker Barrel Old Country Store, Inc.	3,053	(453,248)
Domino’s Pizza, Inc.	4,102	(1,913,542)
DraftKings, Inc., Class A	19,089	(995,873)
Hilton Grand Vacations, Inc.	73,547	(3,044,110)
Hilton Worldwide Holdings, Inc.	349	(42,096)
Hyatt Hotels Corp., Class A	4,599	(357,066)
Marriott International, Inc., Class A	37,726	(5,150,354)
Restaurant Brands International, Inc.(4)	3,482	(224,380)
Rush Street Interactive, Inc.	884	(10,838)
Shake Shack, Inc., Class A	7,817	(836,575)
Six Flags Entertainment Corp.	25,582	(1,107,189)
Starbucks Corp.	1,577	(176,324)
Wyndham Hotels & Resorts, Inc.	10,836	(783,335)
Wynn Resorts Ltd.	5,469	(668,859)

		(24,180,235)

Household Durables (2.9)%
DR Horton, Inc.	17,897	(1,617,352)
Dream Finders Homes, Inc., Class A	12	(293)
Garmin Ltd.(4)	16,904	(2,444,995)
Helen of Troy Ltd.(4)	15,461	(3,526,963)
Hovnanian Enterprises, Inc., Class A	92	(9,779)
Installed Building Products, Inc.	12,365	(1,512,981)
Leggett & Platt, Inc.	5,127	(265,630)
MDC Holdings, Inc.	4,959	(250,925)
Vuzix Corp.	993	(18,222)

		(9,647,140)

Household Products (3.4)%
Church & Dwight Co., Inc.	63,852	(5,441,467)
Clorox Co. (The)	17,674	(3,179,729)
Kimberly-Clark Corp.	10,907	(1,459,139)
Procter & Gamble Co. (The)	7,885	(1,063,923)
Reynolds Consumer Products, Inc.	12,843	(389,785)

		(11,534,043)

Industrial Conglomerates (5.4)%
3M Co.	74,241	(14,746,490)
General Electric Co.	153,056	(2,060,133)
Honeywell International, Inc.	6,188	(1,357,338)

		(18,163,961)

Insurance (2.1)%
Aon PLC, Class A(4)	13,346	(3,186,491)
First American Financial Corp.	60,198	(3,753,345)
MetroMile, Inc.	34	(311)

		(6,940,147)

Interactive Media & Services (0.9)%
fuboTV, Inc.	2,217	(71,188)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Interactive Media & Services
Pinterest, Inc., Class A	35,997	(2,841,963)

		(2,913,151)

Internet & Direct Marketing Retail (2.7)%
Amazon.com, Inc.	331	(1,138,693)
Chewy, Inc., Class A	15,219	(1,213,106)
Coupang, Inc.	22,612	(945,634)
DoorDash, Inc., Class A	2,688	(479,351)
eBay, Inc.	13,405	(941,165)
Etsy, Inc.	21,065	(4,336,020)
Revolve Group, Inc.	625	(43,063)

		(9,097,032)

IT Services (7.1)%
Automatic Data Processing, Inc.	18,188	(3,612,501)
Broadridge Financial Solutions, Inc.	25,641	(4,141,791)
DigitalOcean Holdings, Inc.	221	(12,285)
Fastly, Inc., Class A	12,359	(736,596)
Infosys Ltd., ADR(4)	38,497	(815,751)
International Business Machines Corp.	46,316	(6,789,463)
Jack Henry & Associates, Inc.	19,486	(3,186,156)
Marathon Digital Holdings, Inc.	1,713	(53,737)
Okta, Inc.	177	(43,308)
Paya Holdings, Inc.	1,384	(15,252)
Paychex, Inc.	18,674	(2,003,720)
Snowflake, Inc., Class A	2,686	(649,475)
Western Union Co. (The)	82,362	(1,891,855)

		(23,951,890)

Leisure Products (0.4)%
Acushnet Holdings Corp.	7,047	(348,122)
AMMO, Inc.	1,069	(10,465)
Latham Group, Inc.	393	(12,560)
Peloton Interactive, Inc., Class A	6,788	(841,848)

		(1,212,995)

Life Sciences Tools & Services (0.2)%
Bionano Genomics, Inc.	4,760	(34,891)
Thermo Fisher Scientific, Inc.	1,430	(721,392)

		(756,283)

Machinery (4.9)%
AGCO Corp.	2,467	(321,647)
Caterpillar, Inc.	14,919	(3,246,822)
Colfax Corp.	10,149	(464,926)
Flowserve Corp.	1,016	(40,965)
Hyliion Holdings Corp.	2,079	(24,220)
IDEX Corp.	7,179	(1,579,739)
Illinois Tool Works, Inc.	1,655	(369,992)
ITT, Inc.	1,785	(163,488)
Kennametal, Inc.	8,927	(320,658)
Lincoln Electric Holdings, Inc.	4,955	(652,623)
Middleby Corp. (The)	6,275	(1,087,207)
Nikola Corp.	3,384	(61,115)
Pentair PLC(4)	35,947	(2,426,063)
Timken Co. (The)	14,443	(1,163,961)
Titan International, Inc.	900	(7,632)
Trinity Industries, Inc.	29,287	(787,527)
Westinghouse Air Brake Technologies Corp.	35,966	(2,960,002)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Machinery
Xylem, Inc.	6,803	(816,088)

		(16,494,675)

Media (4.9)%
Advantage Solutions, Inc.	1,380	(14,890)
Charter Communications, Inc., Class A	7,621	(5,498,171)
Clear Channel Outdoor Holdings, Inc.	6,493	(17,142)
Omnicom Group, Inc.	127,967	(10,236,080)
Sinclair Broadcast Group, Inc., Class A	24,524	(814,687)

		(16,580,970)

Metals & Mining (1.0)%
Carpenter Technology Corp.	7,080	(284,758)
Constellium SE(4)	2,208	(41,842)
Freeport-McMoRan, Inc.	24,545	(910,865)
MP Materials Corp.	1,232	(45,411)
Nucor Corp.	8,822	(846,294)
Rio Tinto PLC, ADR(4)	10,611	(890,157)
Turquoise Hill Resources Ltd.(4)	17,720	(298,936)

		(3,318,263)

Multiline Retail (1.3)%
Big Lots, Inc.	14,285	(942,953)
Kohl’s Corp.	17,203	(948,057)
Macy’s, Inc.	304	(5,764)
Ollie’s Bargain Outlet Holdings, Inc.	19,482	(1,639,021)
Target Corp.	3,367	(813,938)

		(4,349,733)

Oil, Gas & Consumable Fuels (24.4)%
Alto Ingredients, Inc.	1,237	(7,558)
APA Corp.	111,091	(2,402,898)
BP PLC, ADR(4)	211,720	(5,593,642)
Cabot Oil & Gas Corp.	217,464	(3,796,921)
California Resources Corp.	1,514	(45,632)
Callon Petroleum Co.	680	(39,229)
Cameco Corp.(4)	52,917	(1,014,948)
Cenovus Energy, Inc.(4)	603,059	(5,777,305)
Centennial Resource Development, Inc., Class A	3,229	(21,893)
Chesapeake Energy Corp.	1,779	(92,366)
Chevron Corp.	57,149	(5,985,786)
CNX Resources Corp.	249,092	(3,402,597)
Comstock Resources, Inc.	303,143	(2,021,964)
ConocoPhillips	81,960	(4,991,364)
Delek US Holdings, Inc.	25,032	(541,192)
Denbury, Inc.	852	(65,417)
Diamondback Energy, Inc.	66,061	(6,202,467)
EQT Corp.	255,748	(5,692,950)
Extraction Oil & Gas, Inc.	275	(15,100)
Gevo, Inc.	3,514	(25,547)
Hess Corp.	60,830	(5,311,676)
Laredo Petroleum, Inc.	11,515	(1,068,477)
Murphy Oil Corp.	282,784	(6,583,212)
Oasis Petroleum, Inc.	344	(34,589)
Pioneer Natural Resources Co.	44,068	(7,161,931)
Range Resources Corp.	77,145	(1,292,950)
Riley Exploration Permian, Inc.	151	(4,376)
Royal Dutch Shell PLC, Class A, ADR(4)	146,379	(5,913,712)
Suncor Energy, Inc.(4)	168,405	(4,036,668)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
TotalEnergies S.E., ADR(4)	68,441	(3,097,640)

		(82,242,007)

Personal Products (1.2)%
Beauty Health Co. (The)	789	(13,255)
Edgewell Personal Care Co.	33,948	(1,490,317)
Estee Lauder Cos., Inc. (The), Class A	8,494	(2,701,772)
Honest Co., Inc. (The)	428	(6,929)

		(4,212,273)

Pharmaceuticals (2.7)%
Aclaris Therapeutics, Inc.	734	(12,889)
AstraZeneca PLC, ADR(4)	103,208	(6,182,159)
Aurora Cannabis, Inc.(4)	37,066	(335,077)
Canopy Growth Corp.(4)	11,054	(267,286)
Edgewise Therapeutics, Inc.	1,455	(31,035)
GlaxoSmithKline PLC, ADR(4)	3,584	(142,715)
KemPharm, Inc.	1,134	(14,538)
Mind Medicine MindMed, Inc.	5,429	(18,730)
Novartis AG, ADR(4)	7,931	(723,624)
Nuvation Bio, Inc.	635	(5,912)
Pfizer, Inc.	22,494	(880,865)
Pliant Therapeutics, Inc.	1,079	(31,420)
Rain Therapeutics, Inc.	720	(11,189)
Royalty Pharma PLC, Class A(4)	6,783	(278,035)

		(8,935,474)

Real Estate Investment Trusts (59.9)%
American Homes 4 Rent, Class A	118,988	(4,622,684)
Annaly Capital Management, Inc.	590,732	(5,245,700)
Ashford Hospitality Trust, Inc.	1,896	(8,646)
Boston Properties, Inc.	20,524	(2,351,845)
Brandywine Realty Trust	946,356	(12,974,541)
Broadstone Net Lease, Inc.	339,173	(7,940,040)
Camden Property Trust	122,006	(16,186,536)
Douglas Emmett, Inc.	121,628	(4,089,133)
EastGroup Properties, Inc.	34,451	(5,665,467)
Empire State Realty Trust, Inc., Class A	357,019	(4,284,228)
Essential Properties Realty Trust, Inc.	336,086	(9,087,765)
Healthcare Realty Trust, Inc.	229,095	(6,918,669)
Healthpeak Properties, Inc.	212,265	(7,066,302)
Host Hotels & Resorts, Inc.	7,365	(125,868)
Hudson Pacific Properties, Inc.	81,708	(2,273,117)
Kite Realty Group Trust	444,823	(9,790,554)
LTC Properties, Inc.	225,570	(8,659,632)
MGM Growth Properties LLC, Class A	80,341	(2,942,087)
National Health Investors, Inc.	69,958	(4,690,684)
National Retail Properties, Inc.	290,071	(13,598,529)
Omega Healthcare Investors, Inc.	88,575	(3,214,387)
Physicians Realty Trust	135,609	(2,504,698)
Prologis, Inc.	136,375	(16,300,904)
Regency Centers Corp.	110,361	(7,070,829)
Retail Opportunity Investments Corp.	20,459	(361,306)
Retail Properties of America, Inc., Class A	541,072	(6,195,274)
Rexford Industrial Realty, Inc.	180,676	(10,289,498)
SL Green Realty Corp.	88,095	(7,047,600)
STORE Capital Corp.	101,276	(3,495,035)
UDR, Inc.	33,146	(1,623,491)
Urban Edge Properties	481,499	(9,196,631)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Washington Real Estate Investment Trust	133,458	(3,069,534)
Welltower, Inc.	20,853	(1,732,884)
Weyerhaeuser Co.	31,549	(1,085,917)

		(201,710,015)

Real Estate Management & Development (0.4)%
Opendoor Technologies, Inc.	79,308	(1,406,131)
Rafael Holdings, Inc., Class B	367	(18,735)

		(1,424,866)

Road & Rail (2.2)%
ArcBest Corp.	2,823	(164,270)
Canadian National Railway Co.(4)	16,282	(1,718,077)
Canadian Pacific Railway Ltd.(4)	15,411	(1,185,260)
Covenant Logistics Group, Inc.	75,874	(1,569,074)
JB Hunt Transport Services, Inc.	1,766	(287,770)
Knight-Swift Transportation Holdings, Inc.	5,351	(243,256)
Ryder System, Inc.	18,835	(1,400,006)
TFI International, Inc.(4)	9,566	(872,324)
US Xpress Enterprises, Inc., Class A	8,592	(73,891)

		(7,513,928)

Semiconductors & Semiconductor Equipment (6.7)%
Advanced Micro Devices, Inc.	15,915	(1,494,896)
Analog Devices, Inc.	80,397	(13,841,148)
Kopin Corp.	1,313	(10,740)
Lattice Semiconductor Corp.	12,707	(713,879)
Onto Innovation, Inc.	5,325	(388,938)
Texas Instruments, Inc.	32,134	(6,179,368)

		(22,628,969)

Software (7.9)%
Autodesk, Inc.	14,671	(4,282,465)
Avaya Holdings Corp.	3,986	(107,224)
BTRS Holdings, Inc.	799	(10,083)
Citrix Systems, Inc.	12,771	(1,497,655)
Cleanspark, Inc.	589	(9,801)
Coupa Software, Inc.	1,771	(464,197)
Datadog, Inc., Class A	5,602	(583,056)
E2open Parent Holdings, Inc.	841	(9,604)
Ideanomics, Inc.	7,339	(20,843)
Intuit, Inc.	5,942	(2,912,590)
JFrog Ltd.(4)	9,961	(453,425)
nCino, Inc.	8,962	(537,003)
PagerDuty, Inc.	17,645	(751,324)
Palantir Technologies, Inc., Class A	89,881	(2,369,263)
Qualys, Inc.	2,123	(213,765)
RingCentral, Inc., Class A	5,687	(1,652,529)
Riot Blockchain, Inc.	1,427	(53,755)
salesforce.com, Inc.	8,375	(2,045,761)
UiPath, Inc., Class A	15,080	(1,024,384)
Unity Software, Inc.	6,093	(669,194)
VMware, Inc., Class A	35,668	(5,705,810)
Zoom Video Communications, Inc., Class A	3,030	(1,172,701)

		(26,546,432)

Specialty Retail (1.5)%
AutoNation, Inc.	10,302	(976,733)
Big 5 Sporting Goods Corp.	374	(9,604)
Blink Charging Co.	617	(25,402)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Common Stocks
Specialty Retail
Five Below, Inc.	13,709	(2,649,539)
Lowe’s Cos., Inc.	6,368	(1,235,201)
Party City Holdco, Inc.	1,864	(17,391)
Shift Technologies, Inc.	1,102	(9,455)

		(4,923,325)

Technology Hardware, Storage & Peripherals (2.9)%
Dell Technologies, Inc., Class C	16,784	(1,672,861)
Hewlett Packard Enterprise Co.	375,072	(5,468,550)
HP, Inc.	71,337	(2,153,664)
Seagate Technology Holdings PLC(4)	6,679	(587,285)

		(9,882,360)

Textiles, Apparel & Luxury Goods (0.0)%
PLBY Group, Inc.	186	(7,234)

Thrifts & Mortgage Finance (1.2)%
Finance Of America Cos., Inc., Class A	26	(198)
Rocket Cos., Inc., Class A	106,066	(2,052,377)
UWM Holdings Corp.	226,166	(1,911,103)

		(3,963,678)

Tobacco (0.0)%
22nd Century Group, Inc.	2,545	(11,783)

Trading Companies & Distributors (1.5)%
BlueLinx Holdings, Inc.	6	(302)
Fastenal Co.	70,642	(3,673,384)
MSC Industrial Direct Co., Inc., Class A	5,863	(526,087)
Watsco, Inc.	64	(18,345)
WW Grainger, Inc.	2,060	(902,280)

		(5,120,398)

Wireless Telecommunication Services (2.4)%
T-Mobile U.S., Inc.	56,312	(8,155,667)

Total Common Stocks (Proceeds $759,692,225)		(789,475,477)

Exchange-Traded Funds (102.4)%
ARK Genomic Revolution ETF	1,968	(182,040)
ARK Innovation ETF	4,411	(576,871)
Communication Services Select Sector SPDR Fund	71,035	(5,751,704)
Consumer Discretionary Select Sector SPDR Fund	7,336	(1,309,843)
Consumer Staples Select Sector SPDR Fund	250,516	(17,528,604)
ETFMG Alternative Harvest ETF	75,012	(1,543,747)
ETFMG Prime Cyber Security ETF	94,807	(5,750,045)
Financial Select Sector SPDR Fund	121,516	(4,458,422)
Health Care Select Sector SPDR Fund	42,557	(5,360,054)
Industrial Select Sector SPDR Fund	55,889	(5,723,034)
Invesco QQQ Trust, Series 1	75,548	(26,776,478)
iShares Biotechnology ETF	16,227	(2,655,548)
iShares Cohen & Steers REIT ETF	143,078	(9,350,147)
iShares Expanded Tech-Software Sector ETF	63,283	(24,682,901)
iShares Mortgage Real Estate ETF	48,139	(1,786,920)
iShares MSCI Emerging Markets ETF	10,879	(599,977)
iShares MSCI Eurozone ETF	60,511	(2,986,218)
iShares MSCI France ETF	25,052	(948,218)
iShares MSCI Germany ETF	36,842	(1,274,733)
iShares MSCI India ETF	10,618	(469,846)
iShares Russell 1000 Growth ETF	6,563	(1,781,723)
iShares Russell 2000 ETF	101,734	(23,334,728)
iShares Russell 2000 Value ETF	53,402	(8,852,449)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

Investments	Shares	Value
Exchange-Traded Funds
iShares S&P 500 Value ETF	42,775	(6,315,301)
iShares Transportation Average ETF	13,561	(3,525,318)
iShares U.S. Home Construction ETF	20,026	(1,386,200)
iShares U.S. Medical Devices ETF	1,640	(592,106)
iShares U.S. Real Estate ETF	173,099	(17,645,712)
iShares U.S. Technology ETF	145,621	(14,474,727)
Materials Select Sector SPDR Fund	5,466	(449,906)
ProShares UltraShort 20+ Year Treasury	28,419	(535,130)
SPDR EURO STOXX 50 ETF	14,207	(665,314)
SPDR S&P 500 ETF Trust	186,202	(79,705,628)
SPDR S&P Biotech ETF	20,104	(2,722,082)
SPDR S&P Metals & Mining ETF	37,958	(1,634,471)
SPDR S&P Retail ETF	20,701	(2,012,758)
SPDR S&P Semiconductor ETF	10,725	(2,063,061)
US Global Jets ETF	122,160	(2,953,829)
Utilities Select Sector SPDR Fund	19,558	(1,236,652)
VanEck Vectors Gold Miners ETF	35,517	(1,206,868)
VanEck Vectors Semiconductor ETF	65,287	(17,120,863)
Vanguard Real Estate ETF	341,580	(34,769,428)

Total Exchange-Traded Funds (Proceeds $327,031,338)		(344,699,604)

Total Securities Sold Short (Proceeds $1,086,723,563)		(1,134,175,081)

Total Investments, net of securities sold short (Cost $223,912,006) 72.1%		242,737,330
Other assets, less liabilities 27.9%		94,049,863

Net Assets 100.0%		$336,787,193

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s.

(1)	Non-income producing.
(2)	All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of June 30, 2021, is $879,716,870.
(3)	All or a portion of this security is on loan.
(4)	Foreign security.
(5)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2021

At June 30, 2021, the Fund had the following forward currency exchange contracts outstanding:

Forward Currency Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy: GBP / Sell: USD	State Street Bank & Trust Co.	Buy	4,137,000	5,745,068	7/30/21	$—	$(33,078)
Buy: CHF / Sell: USD	State Street Bank & Trust Co.	Buy	600,000	653,106	7/30/21	—	(4,221)
Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	145,000	171,997	7/30/21	—	(59)
Buy: USD / Sell: GBP	State Street Bank & Trust Co.	Sell	107,000	148,144	7/30/21	409	—
Buy: USD / Sell: EUR	State Street Bank & Trust Co.	Sell	1,934,000	2,306,053	7/30/21	12,757	—
Total Forward Currency Exchange Contracts						$13,166	$(37,358)

    aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2021
Weiss Strategic Interval Fund
ASSETS:

Investments, at value (cost $1,310,635,569)	$1,376,912,411
Cash	114,968,510
Foreign currency, at value (Cost $69)	69
Receivable for forward currency exchange contracts	13,166
Receivable for investments sold	175,067,702
Dividends receivable (Net of foreign withholding taxes of $6,421)	1,947,728
Receivable for excise tax	3,443,985
Prepaid expenses	43,164
Total assets	1,672,396,735
LIABILITIES:

Securities sold short, at value (proceeds of $1,086,723,563)	1,134,175,081
Payable for investments purchased	193,468,953
Payable for incentive fees (see Note 4)	3,933,296
Dividends on securities sold short payable	1,697,295
Payable for borrowing fees on securities sold short	1,110,274
Payable for management fees (see Note 4)	1,042,740
Payable for audit fees	90,041
Payable for forward currency exchange contracts	37,358
Payable for fund administration and fund accounting fees	23,466
Payable for custody fees	13,406
Payable for legal fees	5,000
Payable for compliance fees	4,043
Payable for transfer agent fees and expenses	4,043
Accrued expenses and other liabilities	4,546
Total liabilities	1,335,609,542
NET ASSETS	$336,787,193
NET ASSETS CONSISTS OF:

Paid-in capital	$655,968,675
Total Distributable Earnings (Loss)	(20,480,683)
Loans receivable from sole shareholder	(298,339,134)
Accrued interest on loans receivable from sole shareholder	(361,665)
Total net assets	$336,787,193
Shares issued and outstanding (unlimited shares authorized)	54,387,057
Net asset value and offering price per share	$6.19

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2021

Weiss Strategic Interval Fund
INVESTMENT INCOME:

Dividend income on long positions (net of foreign withholding taxes of $38,879)	$12,588,336
Excise tax refund	84,202
Total investment income	12,672,538
EXPENSES:

Incentive fee (see Note 4)	14,169,842
Dividends on securities sold short	12,681,108
Management fees (see Note 4)	6,268,977
Borrowing expenses on securities sold short	6,172,069
Audit fees	78,416
Administration and fund accounting fees	84,722
Custodian fees	50,277
Trustees’ fees	54,106
Insurance fees	29,605
Compliance fees	24,876
Transfer agent fees	12,376
Reports to shareholders	8,408
Miscellaneous fees	1,848
Total expenses	39,636,630
Net investment loss	(26,964,092)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:
Investment transactions	359,817,635
Securities sold short	(250,286,148)
Forward currency contracts	(21,766)
Foreign currency related transactions	147,118
Net realized gain (loss)	109,656,839
Net change in unrealized appreciation/depreciation:
Investment transactions	(33,025,389)
Securities sold short	6,157,413
Forward currency contracts	(121,298)
Translation of assets and liabilities denominated in foreign currencies	33
Net change in unrealized appreciation/depreciation	(26,989,241)
Net realized gain (loss) and change in unrealized appreciation/depreciation on investments	82,667,598
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,703,506

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Weiss Strategic Interval Fund
	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(26,964,092)	$(45,946,223)
Net realized gain (loss) on investment transactions, securities sold short, forward currency contracts and foreign currency related transactions	109,656,839	121,610,787
Net change in unrealized appreciation/depreciation on investment transactions, securities sold short, forward currency contracts and translation of assets and liabilities denominated in foreign currencies	(26,989,241)	34,096,317
Net increase in net assets resulting from operations	55,703,506	109,760,881
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Distributable earnings	–	(113,181,475)
Total distributions to shareholders	–	(113,181,475)
CAPITAL SHARE TRANSACTIONS AND LOANS TO SOLE SHAREHOLDER:

Net proceeds from sale of shares	80,000,000	75,000,000
Reinvestment of distributions	–	113,181,475
Cost of shares redeemed	(50,000,000)	–
Principal payment of loans by (Issuance of loans to) sole shareholder	50,000,000	(147,000,000)
Interest payments from loans to sole shareholder	1,167,896	3,953,158
Net increase in net assets resulting from capital share transactions and loans to sole shareholder	81,167,896	45,134,633
Net Increase in Net Assets	136,871,402	41,714,039
NET ASSETS:

Beginning of period	$199,915,791	$158,201,752
End of period	$336,787,193	$199,915,791
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	51,497,763	34,595,474
Shares sold	7,214,554	6,102,530
Shares issued from reinvestment of distributions	–	10,799,759
Shares redeemed	(4,325,260)	–
Shares outstanding, end of period	54,387,057	51,497,763

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows (unaudited)

For the Six Months Ended June 30, 2021

Weiss Strategic Interval Fund
CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in net assets resulting from operations	$55,703,506
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Purchases of investments	(8,466,239,262)
Proceeds from sales of investments	8,840,223,167
Proceeds from securities sold short	8,652,872,058
Purchases to cover securities sold short	(9,010,743,030)
Net change in unrealized appreciation/depreciation on investments	33,025,389
Net change in unrealized appreciation/depreciation on securities sold short	(6,157,413)
Net change in unrealized appreciation/depreciation on forward currency exchange contracts	121,298
Net realized gain on investments	(359,817,635)
Net realized loss on securities sold short	250,286,148
(Increases) Decreases in operating assets

Increase in receivable for excise tax	(84,202)
Increase in receivable for investments sold	(1,633,639)
Decrease in dividends receivable	334,258
Increase in prepaid expenses	(38,434)
Increases (Decreases) in operating liabilities

Increase in payable for investments purchased	27,858,372
Decrease in dividends payable	(339,855)
Increase in payable for management fees	139,972
Increase in payable for borrowing fees on securities sold short	321,825
Decrease in payable for audit fees	(66,959)
Decrease in payable for fund administration and fund accounting fees	(2,768)
Decrease in payable for transfer agent fees and expenses	(124)
Decrease in payable for incentive fees	(9,405,880)
Increase in payable for custody fees	3,399
Decrease in accrued expenses and other liabilities	(1,935)
Decrease in payable for compliance fees	(124)
Net cash provided by operating activities	$6,358,132
CASH FLOWS FROM FINANCING ACTIVITIES:

Proceeds from shares sold	$80,000,000
Principal payment of loans by sole shareholder	50,000,000
Cost of shares redeemed	(50,000,000)
Proceeds from interest on loans to sole shareholder	1,167,896
Net cash provided by financing activities	$81,167,896
Net change in cash	$87,526,028
CASH:

Beginning Balance, Cash and Deposits at broker for shorts	$27,442,551
Ending Balance, Cash and Deposits at broker for shorts	$114,968,579

At June 30, 2021 and December 31, 2020 the below amounts are included in cash and deposits at broker for shorts:

	2021	2020
Cash	$114,968,510	$27,442,483
Foreign currency, at value	$69	$68
Deposits at broker for shorts	$–	$–
	$114,968,579	$27,442,551

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Weiss Strategic Interval Fund

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Period Ended December 31, 2018(1)
PER SHARE DATA(2)
Net asset value, beginning of period	$3.88		$4.57	$6.75	$10.00
INVESTMENT OPERATIONS:
Net investment loss(3)	(0.49)		(1.28)	(0.50)	(0.96)
Net realized and unrealized gain on investments	1.37		5.11	1.94	2.72
Total from investment operations	0.88		3.83	1.44	1.76
LESS DISTRIBUTIONS FROM:
Net investment income(4)	—		(2.78)	(0.61)	(1.66)
LESS TRANSACTIONS FROM:
Loans to sole shareholder	1.43		(1.74)	(3.01)	(3.35)
Net asset value, end of period	$6.19		$3.88	$4.57	$6.75
TOTAL RETURN BEFORE INCENTIVE FEES(5)	28.27	%(6)	113.68%	27.39%	23.59	%(6)
TOTAL RETURN AFTER INCENTIVE FEES(5)	22.68	%(6)	83.80%	21.38%	17.59	%(6)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$336,787		$199,916	$158,202	$127,987
Ratio of gross expenses to average net assets(7)	13.07	%(8)	39.39%	29.91%	25.44	%(8)
Ratio of dividends and borrowing expense on securities sold short to average net assets	6.22	%(8)	16.77%	20.89%	15.13	%(8)
Ratio of operating expenses to average net assets excluding dividends and borrowing expense on securities sold short(7)	2.18	%(8)	5.02%	3.71%	5.03	%(8)
Ratio of incentive fees to average net assets(7)	4.67	%(8)	17.60%	5.32%	5.28	%(8)
Ratio of net investment loss to average net assets(7)	(8.89	)%(8)	(28.34)%	(10.38)%	(12.51	)%(8)
Portfolio turnover rate(9)	566	%(6)	1,298%	887%	938	%(6)

(1)	Inception date of the Fund was February 1, 2018.
(2)	For a share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Includes short-term capital gains, if any.
(5)

Total return is calculated as summing an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemptions on the last day of the period and is not annualized.

(6)	Not annualized for periods less than one year.
(7)

These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(8)	Annualized for periods less than one year.
(9)

The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions and short-term securities with maturities less than or equal to 365 days). The denominator includes the average fair value of long positions throughout the periods.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

June 30, 2021 (unaudited)

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund takes long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, Somerset Reinsurance Ltd. (“Somerset”), a Bermuda-based reinsurance company, Somerset will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. The sole shareholder is not entitled to the reimbursement of these costs from the Fund. During the six months ended June 30, 2021, the Fund did not incur any organization or offering costs.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

Security Transactions, Investment Income and Expenses

The Fund records security transactions on the trade date. Realized gains and losses on sales of securities are determined using cost calculated on the basis of specific identification. Dividend income and expense are recorded on the ex-dividend date, or when the Fund first learns of the ex-date dividend notification, and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. The Fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.

Offsetting of Amounts Related to Certain Contracts

Amounts due from and to brokers are presented on a gross basis, by counterparty, even if the Fund has the legal right to offset. The Fund presents on a gross basis the fair value amounts recognized for OTC derivatives executed with the same counterparty under the same master netting agreement, even though such positions may qualify for net presentation. Fair value amounts recognized for exchange traded future contracts executed with the same broker are presented on a gross basis even if the Fund has the legal right to offset. The Fund has elected not to offset fair value amounts recognized for cash collateral receivables and payables against fair value amounts recognized for net derivative positions executed with the same counterparty under the same master netting arrangement.

Transactions with Brokers

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The deposit at broker for shorts on the Statement of Assets and Liabilities represents the collateral for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for securities sold short.

Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Fund considers deposits at broker for shorts to be restricted cash.

The Fund’s foreign currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange is closed for trading.

Distributions

The Fund intends to declare income dividends and distribute them to the sole shareholder monthly at rates that reflect the past and projected net income of the Fund. Subject to applicable law, the Fund may fund a portion of its distributions with gains from the sale of portfolio securities and other sources. The Fund will pay the sole shareholder at least annually all or substantially all of its net investment income after the payment of interest, fees or dividends, if any, owed with respect to any forms of leverage utilized by the Fund. The Fund intends to pay any capital gains distributions at least annually. Distributions received from real estate investment trusts may be classified as dividends, capital gains, and/or return of capital.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

3. Fair Value Measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of June 30, 2021, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks(1)	$1,347,216,504	$2,507,796	$5,541	$1,349,729,841
Exchange-Traded Funds	25,593,410	—	—	25,593,410
Warrants	—	1,589,160	—	1,589,160

Total Investments in Securities	$1,372,809,914	$4,096,956	$5,541	$1,376,912,411

Derivative Contracts:
Forward Exchange Contracts(2)	—	13,166	—	13,166

Total	$1,372,809,914	$4,110,122	$5,541	$1,376,925,577

Liabilities:
Securities Sold Short:
Common Stocks(1)	$(789,475,477)	$—	$—	$(789,475,477)
Exchange-Traded Funds	(344,699,604)	—	—	(344,699,604)

Total Securities Sold Short	$(1,134,175,081)	$—	$—	$(1,134,175,081)

Derivative Contracts:
Forward Exchange Contracts(2)	$—	$(37,358)	$—	$(37,358)

Total	$(1,134,175,081)	$(37,358)	$—	$(1,134,212,439)

(1)	Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2)	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

Equity Securities

Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued using indicative broker quotations and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Exchange-Traded Funds

Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (such as money market funds and mutual funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Securities Sold Short

The Fund sells securities or currencies short for investment purposes. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

Foreign Securities and Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Derivatives

The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund values forward contracts based on the terms of the contract (including the notional amount and contract duration) and using observable inputs, such as currency exchange rates or commodity prices. The Fund also considers counterparty credit risk in its valuation of forward contracts. Forward contracts are generally categorized in Level 2 of the fair value hierarchy.

4. Fund Fees and Expenses

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser amended effective July 1, 2020, the Fund pays the Adviser a monthly management fee at the annual rate of 2.00%. The management fee will be applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee will be accrued at least weekly and paid monthly in arrears. The Fund also pays to the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

Previously, in the Investment Advisory Agreement effective September 1, 2019, the Fund paid the Adviser a monthly management fee at the annual rate of 1.50%. The management fee was applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). In addition, the Fund paid the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement effective September 1, 2019, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

The Adviser in addition agreed that it would attempt to manage the Fund’s aggregate leverage to be 1.5x per side of that of Weiss Multi-Strategy Partners LLC (the “Flagship Fund”) as measured by the Adviser’s risk metrics, unless otherwise agreed with Somerset in writing. In the event that Somerset, in its sole discretion, wanted to increase the Fund’s aggregate leverage by an additional 0.5x per side that of the Flagship Fund, it could have done so (subject to the US $1.2 billion in aggregate AUM capacity); provided, however, that the management fee associated with the incremental leverage applicable to Somerset for any quarter (or portion thereof) would have been 0.4375% (i.e., 1.75% per annum) and the incentive fee associated with the incremental leverage applicable to Somerset for any such quarter (or portion thereof) would have been an amount equal to an annual rate of 25% of the profits derived from the incremental leverage (including net unrealized gains and losses on investments).

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

For purposes of determining the fee calculations of the Fund, the value of the loans outstanding are included in the NAV of the Fund. See Note 5 below.

5. Loans Receivable from Sole Shareholder

The Fund provides financial support to its sole shareholder in the normal course of executing its investment strategies. The loans have a stated maturity date of May 2, 2022, with the interest accrued at the London Interbank Offered Rate (“LIBOR”) plus 0.50% reset every 90 days and payable quarterly. As the loans began to reset in 2021, they were reset using the Secured Overnight Financing Rate (“SOFR”) plus 0.50%. The following table summarizes financial support provided to the Fund’s sole shareholder during the period from January 1, 2021 through June 30, 2021.

As of June 30, 2021, the loans receivable and related interest are recorded as deductions to net assets on the Statement of Assets and Liabilities.

Type	Amount	Reasons for providing support

The Fund agrees to make revolving loans to Somerset in an aggregate amount at any one time outstanding not to exceed the Maximum Revolver Amount equal to the lesser of (i) U.S. $1,500,000,000, (ii) 60% of Lender’s Net Asset Value and that of Weiss Insurance Partners (Cayman) Ltd. (as determined by Lender with respect to each Loan related to a Borrowing Request) and (iii) the amount that the Borrower is permitted to borrow in accordance with its organizational documents.

	$298,339,134 (principal) and $361,665 (accrued interest)	The proceeds of the loans shall be used by Somerset to provide cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by Somerset.

For the six months ended June 30, 2021, the Fund made no additional loans to the sole shareholder. During the six months ended June 30, 2021, the Fund earned interest of $975,861 on the outstanding loans, that interest earned on loans is considered a capital contribution. The Fund collected $50,000,000 in principal loan payments from the sole shareholder during the six months ended June 30, 2021.

On July 27, 2017, the Financial Conduct Authority (“FCA”) announced that it would phase out LIBOR as a benchmark by the end of 2021 and the FCA has indicated that market participants should not rely on LIBOR being available after 2021. As an alternative to LIBOR, the U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, is replacing U.S.-dollar LIBOR with the SOFR, a new index calculated by short-term repurchase agreements, backed by Treasury securities. The Fund has amended its existing loan agreements with the Fund’s sole shareholder to reference SOFR as its preferred rate.

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund.

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder. A decision by the sole shareholder to withdraw capital from the Fund could have a material negative impact on the Fund.

8. Investment Transactions

The aggregate purchases and sales, excluding short-term investments, by the Fund for the six months ended June 30, 2021, were as follows:

Purchases of investments	$8,457,743,898
Proceeds from sales of investments	$8,828,966,730
Proceeds from securities sold short	$8,634,239,668
Purchases to cover securities sold short	$8,992,110,641

9. Securities Lending

The Fund participates in State Street’s enhanced custody program. Through this program, State Street is capable of facilitating the Fund’s short selling activity and reducing its cost of such activity. The Fund participates in the enhanced custody program which permits self-borrow transactions that does not require any collateral for the securities on loan under those transactions. The Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. At June 30, 2021, the Fund had securities on loan with a total value of $303,848,252.

10. Taxes

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the six months ended June 30, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Cost of investments	$410,812,488
Unrealized appreciation	$94,816,875
Unrealized depreciation	(262,892,033)
Net unrealized appreciation (depreciation)	$(168,075,158)

11. Principal Risks

Concentration of Credit Risk

The Fund maintains its cash and cash equivalents in a financial institution, State Street Bank and Trust Company, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf.

Counterparty Risk

Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when the Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.

Investment and Market Risk

The risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in the Fund to decline. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Foreign Exchange Risk

The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates.

LIBOR Risk

The expected discontinuation of LIBOR could have a significant impact on our business. We anticipate operational challenges for the transition away from LIBOR. Beyond these challenges, we anticipate there may be additional risks to our current processes and information systems that will need to be identified and evaluated by us. Due to the uncertainty of the replacement for LIBOR, the potential effect of any such event on our cost of capital and net investment income cannot yet be determined. In addition, any further changes or reforms to the determination or supervision of LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR, which could have an adverse impact on the market value for or value of any LIBOR-linked securities, derivatives loans, and other financial obligations could have a material adverse effect on our business, financial condition and results of operations.

Coronavirus Risk

Since the start of January 2020, the outbreak of coronavirus (“COVID-19”) has adversely impacted global commercial activities. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. Management does not believe there is any financial impact to the financial statements as of June 30, 2021 as a result of this event.

12. Derivative Contracts

The over-the-counter (“OTC”) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of setoff in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it. The Fund presents OTC derivatives that are executed with the same counterparty under the same master netting agreement on a gross basis, even though the criteria for the right of setoff may be met.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The Fund considers the average month-end notional amounts during the period, categorized by primary underlying risk, to be representative of the volume of its derivative activities during the six months ended June 30, 2021.

	Monthly Average Notional Amount
	Long	Short
Forward Currency Exchange Contracts	62,921,928	67,752,919

The fair value on the Statement of Assets and Liabilities and the effect on the Statement of Operations, of open derivative instruments, whose primary underlying risk exposure is foreign exchange risk at June 30, 2021 was as follows:

	Assets	Liabilities	Realized Gain (Loss)	Unrealized Gain (Loss)
Forward Currency Exchange Contracts	$ 13,166	$ 37,358	$ (21,766)	$ (121,298)

The Fund is required to disclose the effect of offsetting assets and liabilities presented in the Statement of Assets and Liabilities to enable financial statement users to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the effects or potential effects of netting arrangements for derivative contracts in the Statement of Assets and Liabilities as of June 30, 2021:

Counterparty	Gross amounts of recognized assets	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank & Trust Company	$13,166	$(13,166)	$—	$—	$—

Counterparty	Gross amounts of recognized liabilities	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank & Trust Company	$(37,358)	$13,166	$—	$—	$(24,192)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

13. Subsequent Events

The Fund has evaluated subsequent events through August 25, 2021, the date the financial statements were available to be issued. The Fund has determined that there are no material subsequent events that would require disclosure in or adjustment to these financial statements.

Other Information

June 30, 2021 (unaudited)

The table below presents non-GAAP book balances of the Fund that provides useful information to Somerset and the Board of Trustees. Further, the non-GAAP book balances are used for the purposes of determining management fee calculations of the Fund. The table presents adjusted for GAAP book balances after the reclassification of the loans to Somerset and interest earned from those loans for the six months ended June 30, 2021.

Statement / Line Item	Non-GAAP Book Balance	Reclassification	Adjusted for GAAP Book Balance

Statement of Assets and Liabilities
Assets:
Loans receivable from sole shareholder	$298,339,134	$(298,339,134)	$—
Dividends and interest receivable	2,309,393	(361,665)	1,947,728
Total Assets	1,971,097,534	(298,700,799)	1,672,396,735
Liabilities:
Total Liabilities	1,335,609,542	—	1,335,609,542
Total Net Assets	$635,487,992	$(298,700,799)	$336,787,193
Net Assets Consists of:
Paid-in-Capital	655,968,675	—	655,968,675
Total Distributable Earnings (Loss)	(20,480,683)	—	(20,480,683)
Loans receivable from sole shareholder	—	(298,339,134)	(298,339,134)
Accrued interest on loans receivable from sole shareholder	—	(361,665)	(361,665)
Total Net Assets	$635,487,992	$(298,700,799)	$336,787,193
Shares issued and outstanding	54,387,057	—	54,387,057
Net asset value per share	$11.68	$(5.49)	$6.19

Statement of Operations
Investment Income:
Interest	$1,167,896	$(1,167,896)	$—
Total Investment Income	13,840,434	(1,167,896)	12,672,538
Expenses:
Total Expenses	39,636,630	—	39,636,630
Total Investment Loss	$(25,796,196)	$(1,167,896)	$(26,964,092)

Statement of Changes in Net Assets
Net investment loss	$(25,796,196)	$(1,167,896)	$(26,964,092)
Net increase in net assets resulting from operations	56,871,402	(1,167,896)	55,703,506
Capital Share Transactions
Net proceeds from sale of shares	80,000,000	—	80,000,000
Reinvestment of distributions	—	—	—
Principal payment of loans by sole shareholder	—	50,000,000	50,000,000
Interest payments from loans to sole shareholder	—	1,167,896	1,167,896
Net increase in net assets resulting from capital share transactions and	$30,000,000	$51,167,896	$81,167,896
Net Assets End of Period	$635,487,992	$(298,700,799)	$336,787,193

Other Information

June 30, 2021 (unaudited)

Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s general oversight. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021 and a description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available: (1) without charge, upon request, by calling toll free, 1-800-342-5734; and (2) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

Previously, the Fund was required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Beginning in 2020, the Fund ceased filing Form N-Q and commenced filing Form N-PORT. Part F of the Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. The Fund’s filings are available on the SEC’s website at http://www.sec.gov.

Other Information

June 30, 2021 (unaudited)

Investment Objective and Policies (unaudited)

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. No assurance can be given that the Fund’s investment objective will be achieved. Except as expressly noted otherwise herein, the Fund’s investment objective, policies and strategies may be changed without the approval of the holders of a majority of the outstanding Common Shares or Preferred Shares (as defined below), if any.

The Fund will pursue its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund will take long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships (collectively, “MLPs”) and shares of real estate investment trusts (“REITs”). The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”), and depositary receipts, including American Depositary Receipts (“ADRs”).

Under normal market conditions, the Fund intends to maintain both long and short positions based predominantly on the fundamental analysis and views of Weiss Multi-Strategy Advisers LLC (the “Adviser”) on a particular investment. The Fund will take long positions in investments that the Adviser believes will allow the Fund to realize a benefit from an increase in the underlying prices of such securities. The Fund will take short positions in investments that the Adviser believes will allow the Fund to realize a benefit from a decrease in the underlying price of such securities. A “short sale” is a transaction in which the Fund sells a security that it does not own (and borrows the security to deliver it to the buyer) in anticipation that the market price of the security will decline. The proceeds received from the Fund’s short sales of securities will generally be used to purchase all or a portion of the Fund’s additional long positions in securities. The long and short positions held by the Fund may vary over time as market opportunities develop.

In pursuing the Fund’s investment objective, and consistent with applicable provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), the Adviser will seek to enhance the Fund’s return through the use of leverage. The Fund will engage in short sales for investment purposes, principally when the Adviser believes the market price of securities will decline. In addition, although it has no current intention to do so, the Fund may use borrowings, including loans from certain financial institutions and the issuance of debt securities (collectively, “Borrowings”), in an aggregate amount of up to 33 1/3% of the Fund’s total assets immediately after such Borrowings. Furthermore, although it has no current intention to do so, the Fund may add leverage to its portfolio through the issuance of preferred shares (“Preferred Shares”) in an aggregate amount of up to 50% of the Fund’s total assets immediately after such issuance. The Fund also may acquire derivative instruments, primarily options or index options

(e.g., calls and puts may be purchased or written). The Fund’s derivative instruments are used for several purposes, including to create investment leverage; as a substitute for securities, interest rates, currencies and commodities; and/or to hedge against market movements. The use of leverage involves increased risk, including increased variability of the Fund’s net income, distributions and net asset value in relation to market changes. The Fund’s leverage strategy may not work as planned or achieve its goal. In addition, the Fund may make loans to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Fund’s investments may be denominated in U.S. dollars or in foreign currencies. In order to minimize the impact of currency fluctuations, the Adviser may at times hedge certain or all of the Fund’s investments denominated in foreign currencies into U.S. dollars. Foreign currency transactions in which the Fund is likely to invest include foreign currency forward contracts, currency exchange transactions on a spot (i.e., cash) basis, and put and call options on foreign currencies. These transactions may be used to hedge against the risk of loss due to changing currency exchange rates.

In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for as long as six months and, in some cases, even longer. Regulatory limitations or bans on short selling activities may prevent the Fund from fully implementing its strategy. To secure the Fund’s obligation to cover its short positions, the Fund may pledge securities that it owns as collateral to the broker. This pledged collateral is segregated and maintained with the Fund’s custodian.

In all instances, the Fund intends to satisfy the quarterly diversification requirements set forth in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) in order for the Fund to be treated as a regulated investment company (“RIC”) under such provisions, including limitations on amounts invested into one or more MLPs.

Investment and Market Risk

An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Common Shares represents an indirect investment in the securities owned by the Fund, and the value of these securities and instruments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.

Repurchase Offers Risk

The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law and Board approval, will conduct repurchase offers of the Fund’s outstanding Common Shares at NAV. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund such obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, decreases in the size of the Fund through repurchases may force untimely sales of portfolio securities (with accompanying transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and cash from the sale of Common Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board of Trustees of the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. In the event that the Board of Trustees of the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular month, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will generally be a taxable event to Common Shareholders.

Equity Risk

The value of the Fund’s equity investments and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that their values will return to previous levels. Preferred stocks and other hybrid securities may also be sensitive to changes in interest rates; when interest rates rise, their value will generally fall.

MLP Risk

A portion of the Fund’s assets will be invested in MLP equity securities, including MLP common units, MLP subordinated units, MLP preferred units, equity securities of MLP affiliates, including I-Shares, and common stocks of other issuers. The portion of the Fund’s investment in MLPs is limited by the diversification rules under Subchapter M of the Code. (See “Tax Considerations” and discussion regarding Qualified Publicly Traded Partnerships). MLP units held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, changes in interest rates, and the particular circumstances and performance of particular companies whose securities the Fund holds. The price of an MLP unit may be particularly sensitive to general movements in the stock market, and a drop in the stock market may depress the price of most or all of the MLP units held by the Fund. In addition, MLP units held by the Fund may decline in price if the issuer fails to make anticipated distributions or dividend payments because, among other reasons, the issuer experiences a decline in its financial conditions. An investment in MLP units involves certain risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Although common unitholders are generally limited in their liability, similar to a corporation’s shareholders, creditors of MLPs typically have the right to seek the return of distributions made to such unitholders if the liability in question arose before the distribution was paid. This liability of the common unitholder may continue even after the units are sold. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

MLP subordinated units typically are convertible to MLP common units at a one-to-one ratio. The price of MLP subordinated units is typically tied to the price of the corresponding MLP common unit, less a discount. The size of the discount depends upon a variety of factors, including the likelihood of conversion, the length of time remaining until conversion and the size of the block of subordinated units being purchased or sold.

The Fund may invest in equity securities issued by affiliates of MLPs, including general partners of MLPs. Such issuers may be organized and/or taxed as corporations and, therefore these securities may not offer the advantageous tax characteristics of MLP units. Investments in such MLP affiliates would be expected by the MLP Team to provide economic exposure to the MLP asset class; however, such investments may not exhibit precise price correlation to any particular MLP or the MLP asset class generally.

I-Shares represent an indirect investment in MLP I-units. Prices and volatilities of I-Shares tend to correlate to the price of common units, although the price correlation may not be precise. I-Shares differ from MLP common units primarily in that instead of receiving cash distributions, holders of I-Shares will receive distributions of additional I-Shares, in an amount equal to the cash distributions received by common unit holders. I-Shares have limited voting rights. Holders of I-Shares are otherwise subject to the same risks as holders of MLP common units.

REIT Risk

Investments in REITs will subject the Fund to various risks. The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of certain of its regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is dependent upon a complex analysis that turns on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund’s yield on that investment.

REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “Tax Considerations.”

The Fund’s investment in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund shares, such shareholder will generally recognize capital gain.

Leverage Risk

In pursuing the Fund’s investment objective, and consistent with applicable provisions of the 1940 Act, the Adviser will seek to enhance the Fund’s return through the use of leverage. With respect to its short positions in securities and certain of its derivative positions, the Fund intends to maintain an amount of cash or liquid securities in a segregated account equal to the face value of those positions. The Fund may also offset derivative positions against one another or against other assets to manage the effective market exposure resulting from derivatives in its portfolio. To the extent any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged. The Fund’s use of leverage could create the opportunity for a higher return for Common Shareholders but would also result in special risks for Common Shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the Common Shares’ return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return to the Common Shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders including:

•	the likelihood of greater volatility of NAV and market price of the Common Shares than a comparable portfolio without leverage;
•

the risk that fluctuations in interest rates on Borrowings and short- term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares;

•

the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and

•	when the Fund uses certain types of leverage, the investment advisory fee payable to the Adviser will be higher than if the Fund did not use leverage.

The Fund may continue to use leverage if the benefits to the Fund’s shareholders of maintaining the leveraged position are believed to outweigh any current reduced return.

Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral.

Short Selling Risk

Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward or futures contract) that it does not own but can borrow in the market. Short selling allows the Fund to profit from a decline in market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and to obtain a low cost means of financing long investments that the Adviser believes are attractive. If a security sold short increases in price, the Fund may have to cover or close out its short position at a higher price than the short sale price, resulting in a loss. The Fund will likely have substantial short positions and must borrow those securities to make delivery to the buyer under the short sale transaction. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions earlier than it had expected. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

Generally, the Fund will have to pay a fee or premium to borrow securities and will be obligated to repay the lender of the security any dividends or interest that accrues on the security during the term of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of such fee, premium, dividends, interest or expense the Fund pays in connection with the short sale.

Until the Fund replaces a borrowed security, it generally will be required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral and may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in these circumstances. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the borrowed securities obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet other current obligations.

Because losses on short sales result from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. The Adviser’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long securities positions will decline in value at the same time that the cost to close out its short securities positions increase, thereby increasing potential losses to the Fund.

By engaging in short sales, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long securities positions and make any change in the Fund’s NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that any leveraging strategy the Fund employs will be successful.

In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for as long as six months and, in some cases, much longer.

The SEC recently adopted new Rule 18f-4 under the 1940 Act governing, among other things, the use of short sales by registered investment companies, which could affect the nature and extent of derivatives used by the Fund. It is possible that new Rule 18f-4 could limit the implementation of the Fund’s use of short sales, which could have an adverse impact on the Fund. In addition, regulatory authorities in the United States or other countries may adopt bans on short sales of certain securities, either generally, or with respect to certain industries or countries, in response to market events. Restrictions and/or bans on short selling may make it impossible for the Fund to execute certain investment strategies.

Derivatives Risk

The Fund’s derivative investments are subject to a variety of risks. These include: the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. Certain of the derivative instruments the Fund may acquire may, in certain circumstances, create financial leverage, which may magnify the risk of owning such instruments. Furthermore, the ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. Thus, the use of derivative investments to generate income, for hedging, for currency or interest rate management or other purposes may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices below or above the current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise want to sell. In addition, there may be situations in which the Adviser elects not to use derivative investments that result in losses greater than if they had been used. Amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain. The Fund may segregate an amount of cash, cash equivalents or liquid securities on the Fund’s records in an amount equal to the face value of the Fund’s derivative positions. The Fund may also offset derivatives positions against one another or against other assets to manage the effective market exposure resulting from derivatives in its portfolio. To the extent any offsetting positions do not perform in relation to one another as expected, the Fund may perform as if it were leveraged.

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well- conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Congress enacted the Dodd-Frank Act in 2010. The Dodd-Frank Act impacts the use of derivatives by entities such as the Fund and is intended to improve the existing regulatory framework by closing the regulatory gaps and eliminating the speculative trading practices that may have contributed to the 2008 financial market crisis. The legislation increases regulation in the over-the-counter derivatives market in an attempt to increase transparency and accountability by, among other things, requiring many derivative transactions to be cleared and traded on an exchange, expanding entity registration requirements, imposing business conduct requirements on dealers and requiring banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. While many provisions of the Dodd-Frank Act have been implemented through rulemaking, additional regulatory or legislative activity may further impact the Fund. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The SEC recently adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies, which could affect the nature and extent of derivatives used by the Fund. It is possible that new Rule 18f-4 could limit the implementation of the Fund’s use of derivatives, which could have an adverse impact on the Fund.

In addition, the Adviser may cause the Fund to invest in derivative instruments that are neither presently contemplated nor currently available, but which may be developed in the future, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible. Any such investments may expose the Fund to unique and presently indeterminate risks, the impact of which may not be capable of determination until such instruments are developed and/or the Adviser determines to make such an investment on behalf of the Fund.

Counterparty Risk

The Fund is subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or its hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives, the Fund assumes the risks that the counterparties to these transactions could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.

The Adviser evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances.

Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Legislation and Regulatory Risk” below.

Non-U.S. Securities Risk

The Fund may invest in securities or other instruments of non-U.S. issuers (“Non-U.S. Securities”). Such investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and the prices of Non-U.S. Securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of Non-U.S. Securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, different legal systems and laws relating to creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in Non-U.S. Securities. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because Non-U.S. Securities may trade on days when the Fund’s Common Shares are not priced, NAV change at times when Common Shares cannot be sold.

Foreign Currency Risk

The Fund’s investments in Non-U.S. Securities may be denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

Portfolio Turnover Risk

The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. A higher portfolio turnover rate results in greater brokerage commissions and other transactional expenses that are borne by the Fund, which could reduce the Fund’s earnings. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s common shareholders.

Global Economic Risk

National and regional economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country, region or market might adversely impact issuers in a different country, region or market. Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and prices of investments around the world, which could negatively impact the value of the Fund’s investments. Major economic or political disruptions, particularly in large economies like China’s, may have global negative economic and market repercussions. Additionally, the aftermath of the war in Iraq, instability in Afghanistan, Pakistan, Egypt, Libya, Syria, Russia, Ukraine and the Middle East, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies, possible terrorist attacks in the United States and around the world, continued tensions between North Korea and the United States and the international community generally, growing social and political discord in the United States, the European debt crisis, the response of the international community—through economic sanctions and otherwise—to Russia’s annexation of the Crimea region of Ukraine and posture vis-a-vis Ukraine, further downgrade of U.S. Government securities, the change in the U.S. president and the new administration and other similar events may adversely affect the global economy and the markets and issuers in which the Fund invests. Recent examples of such events include the outbreak of a novel coronavirus known as COVID-19 that was first detected in China in December 2019 and heightened concerns regarding North Korea’s nuclear weapons and long-range ballistic missile programs. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which the Fund’s service providers, including Weiss Multi-Strategy Advisers LLC, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund.

In December 2019, an initial outbreak of COVID-19 was reported and has resulted in numerous deaths and the imposition of both local and more widespread quarantine measures, border closures and other travel restrictions, causing social unrest and commercial disruption on a global scale. In response to the COVID-19 pandemic, central banks and governments have responded with liquidity injections to ease the strain on financial systems and stimulus measures to buffer the shock to businesses and consumers. These measures have helped stabilize the markets over the short term, but volatility will likely remain elevated until the health crisis itself is under control (via fewer new cases, lower infection rates and/or verified treatments). There are still many unknowns and new information is incoming daily, compounding the difficulty of modeling outcomes for epidemiologists and economists alike. Additionally, the recent outbreak of COVID-19 has adversely impacted global commercial activity and has contributed to significant volatility in certain financial markets. There are no comparable recent events in the U.S. that provide guidance as to the effect of the spread of COVID-19 and a pandemic on the economy as a whole and, consequently, the Fund. Accordingly, while there have been proposed, and in some cases enacted, economic stimulus measures aimed at curbing the negative economic impacts to the U.S. and other countries as a result of COVID-19, it cannot be determined at this time whether such stimulus measures will have a stabilizing economic effect.

To the extent the impacts of COVID-19 continue, the Fund may experience negative impacts to its business that could exacerbate other risks to which the Fund is subject, including: (1) issuers of fixed-income investments could be materially impacted by the COVID-19 pandemic, which may, in turn, negatively affect the value of such investments or such issuers’ ability to make interest payments or distributions to the Fund and result in a decrease in the NAV of the Fund; (2) operational impacts on and availability of key personnel of Weiss Multi-Strategy Advisers LLC, and/or any of the Fund’s other service providers, vendors and counterparties as they face changed circumstances and/or illness related to the pandemic; and (3) limitations on the Fund’s ability to make distributions or dividends, as applicable, to Common Shareholders. The Fund does not know and cannot predict how long the securities markets may be affected by these events and the effects of these and similar events in the future on the U.S. economy and securities markets. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organizations to carry out their duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements.

Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. See “Recent Market Conditions” below.

Recent Market Conditions

In response to the financial crisis and recent market events, the United States and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. Policy and legislative changes by the United States government and the Federal Reserve to assist in the ongoing support of financial markets, both domestically and in other countries, are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In some countries where economic conditions are recovering, such countries are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain investments. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasigovernmental organizations, including changes in tax laws and the imposition of trade barriers. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Changes to the Federal Reserve policy, including with respect to certain interest rates, may affect the value, volatility and liquidity of dividend and interest paying securities. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, the contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of investments. Interest rates have been unusually low in recent years in the United States and abroad, but there is a consensus that interest rates will increase during the life of the Fund, which could negatively impact the price of debt securities. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

On June 23, 2016, the United Kingdom (“UK”) held a referendum on whether to remain a member state of the European Union (“EU”), in which voters favored the UK’s withdrawal from the EU, an event widely referred to as “Brexit” and which triggered a two-year period of negotiations on the terms of withdrawal. The formal notification to the European Council required under Article 50 of the Treaty on EU was made on March 29, 2017, following which the terms of exit were negotiated. On January 31, 2020, the UK formally withdrew from the EU, subject to a transitional period that ended on December 31, 2020. The longer term economic, legal, political and social framework to be put in place between the UK and the EU are unclear at this stage and are likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the UK and in wider European markets for some time. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the UK and European economies, as well as the broader global economy for some time. Additionally, a number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.

The current political climate has intensified concerns about a potential trade war between China and the United States, as each country has recently imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

The impact of these developments in the near- and long-term is unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

Legislation and Regulatory Risk

At any time after the date of this prospectus, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund, investments held by the Fund or the issuers of such investments. Changing approaches to regulation may have a negative impact on the entities and/or investments in which the Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. Fund shareholders may incur increased costs resulting from such legislation or additional regulation. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

For example, the Dodd-Frank Act is designed to impose stringent regulation on the over-the-counter derivatives market in an attempt to increase transparency and accountability and provides for, among other things, new clearing, execution, margin, reporting, recordkeeping, business conduct, disclosure, position limit, minimum net capital and registration requirements. Although the CFTC has released final rules under the Dodd-Frank Act, many of the provisions are subject to further final rulemaking, and thus the Dodd-Frank Act’s ultimate impact remains unclear.

The SEC recently adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies, which could affect the nature and extent of derivatives used by the Fund. It is possible that new Rule 18f-4 could limit the implementation of the Fund’s use of derivatives, which could have an adverse impact on the Fund.

Additionally, the Fund is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the Fund, from registration as a “commodity pool operator” under Rule 4.5 promulgated by the CFTC pursuant to its authority under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a “commodity pool operator.” As a result, the Fund is limited in its ability to use commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures, engage in swaps transactions or make certain other investments (whether directly or indirectly through investments in other investment vehicles) for purposes other than bona fide hedging. With respect to transactions other than for bona fide hedging purposes, either: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in such investments may not exceed 5% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets. If the Fund does not continue to claim the exclusion, it would likely become subject to registration and regulation as a commodity pool operator. The Fund may incur additional expenses as a result of the CFTC’s registration and regulatory requirements.

Incentive Fee Risk

In addition to receiving a management fee, the Adviser may also receive an Incentive Fee based on the appreciation in Fund assets. The Incentive Fee may create an incentive for the Adviser to manage the Fund’s portfolio in a manner that is riskier than would be the case in the absence of a fee based on the performance of the Fund.

Cybersecurity Risk

Technology, such as the internet, has become more prevalent in the course of business, and as such, the Fund and its service providers are susceptible to operational and information security risk resulting from cyber incidents. Cyber incidents refer to both intentional attacks and unintentional events including: processing errors, human errors, technical errors including computer glitches and system malfunctions, inadequate or failed internal or external processes, market-wide technical-related disruptions, unauthorized access to digital systems (through “hacking” or malicious software coding), computer viruses, and cyber-attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality (including denial of service attacks). Cyber incidents could adversely impact the Fund and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures. Cyber incidents may cause the Fund or its service providers to lose proprietary information, suffer data corruption, lose operational capacity or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber incidents also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund.

Potential Conflicts of Interest Risk

The Adviser provides a wide array of portfolio management and other asset management services to a mix of clients and may engage in ordinary course activities in which their respective interests or those of their clients may compete or conflict with those of the Fund. For example, the Adviser may provide investment management services to other funds and accounts that follow investment objectives similar to those of the Fund. In certain circumstances, and subject to its fiduciary obligations under the Investment Advisers Act of 1940, the Adviser may allocate a limited investment opportunity among various clients, which include closed-end funds, open-end funds and other commingled funds. The Adviser has adopted policies and procedures designed to address such situations and other potential conflicts of interests.

Dividend Reinvestment Plan

Pursuant to the Fund’s dividend reinvestment plan (the “Plan”), all common shareholders will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by State Street Bank and Trust Company, as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the

Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. Such shareholders may not be able to transfer their shares to another bank or broker and continue to participate in the Plan.

Common Shares received under the Plan will be issued to you at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. You are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Agent or by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund at least ten days prior to the payment date of the distribution to be effective for that dividend or capital gain distribution.

The Plan Agent provides written confirmation of all transactions in the shareholder accounts in the Plan, including information you may need for tax records. Any proxy you receive will include all Common Shares you have received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Plan Agent.

Portfolio Managers

George Weiss, Jordi Visser, Michael Edwards, Ron Lior, and David Betten served as the Fund’s portfolio managers.

George Weiss, Chief Executive Officer and Chairman: Founded George Weiss Associates, Inc. in 1978. Prior to establishing the company, George specialized in utility stocks and investing on behalf of institutional clients at Bache Halsey Stuart, Inc., in Hartford and briefly at Faulkner, Dawkins and Sullivan, Inc. He is a graduate of The Wharton School of Finance at the University of Pennsylvania where he is a Trustee Emeritus. He is also a Trustee Emeritus of the Woodrow Wilson Fellowship Foundation. Mr. Weiss is the founder of Say Yes to Education, Inc., (a charity dedicated to the educational advancement of inner-city students), a trustee of the Orphan Disease Pathway Project Foundation, and a Director of Somerset Re Ltd.

Jordi Visser, President and Chief Investment Officer: Joined the Adviser in 2005. Previously, Jordi was the founding Managing Partner of Anchor Point Asset Management, a global macro fund. A former Managing Director at Morgan Stanley, he traded various global equity derivative books for nine years. He opened the Morgan Stanley office in Sao Paulo, Brazil, and managed the derivative sales and trading effort there during the 1997–1998 emerging market crisis. Upon his return to New York in 1999, he managed index derivatives and ETF trading and was a member of the Equity Division Risk Committee. Jordi is a magna cum laude graduate of Manhattan College.

Michael Edwards, Deputy Chief Investment Officer and Chief Administrative Officer: Joined the Adviser in 2019. Previously, Mike was the

Head of The US Business for Arrowgrass Capital Partners, as well as a member of the Executive Committee and Global Head of event-driven. Prior to that, Mike was in the special situations group at D.E. Shaw & Co. and an M&A banker in Credit Suisse’s technology group. He is a graduate of Princeton University’s Woodrow Wilson School, summa cum laude.

Ron Lior, Portfolio Manager: Joined the Adviser in 1993. He began his tenure with the firm in capital structure arbitrage in Europe, Asia and Latin America. He co-developed financial stock models and built models for Japanese warrants and convertibles. Ron holds a dual degree in finance and mechanical engineering from the University of Pennsylvania.

David Betten, Portfolio Manager: Joined the Adviser in 1998. He began his tenure as a Trader for the Quantitative strategy and then became Co-Manager of proprietary trading and the Global Event strategy. Previously, he worked as a broker in the private client group at Quick and Reilly. David graduated with a BA in economics from the University of Pennsylvania.

Footnote: Charles Crow IV stepped down as portfolio manager and employee of the Adviser effective May 14, 2021. Michael Edwards replaced him as portfolio manager effective May 15, 2021

Investment Advisory Agreement Approval (unaudited)

At a meeting held on June 23, 2021, the Board of Trustees (the “Board”) of Weiss Strategic Interval Fund (the “Fund”), a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund (the “Independent Trustees”), approved the renewal of the amended and restated investment advisory agreement, dated August 28, 2019, as amended September 22, 2020, between the Fund and Weiss Multi-Strategy Advisers LLC (the “Adviser”) (the “Investment Advisory Agreement”).

In connection with the approval of the Investment Advisory Agreement, the Independent Trustees met with their independent counsel in executive session outside of the presence of management. Independent counsel to the Independent Trustees discussed with the Independent Trustees the legal duties of the Board under the 1940 Act and applicable state law in connection with the approval of the Investment Advisory Agreement, and reviewed the factors outlined by the federal courts as relevant to a board’s consideration of the approval of an investment advisory agreement. The Independent Trustees noted that the Fund had been structured to manage certain assets of Somerset Reinsurance Ltd. (“Somerset”), a Bermuda reinsurance company and the Fund’s sole shareholder, and to seek to replicate the strategy of a private, multi-manager fund that the Adviser separately manages. The Independent Trustees further noted that: Somerset would continue to be the only investor in the Fund for the foreseeable future; unlike a typical broadly-offered registered investment company, the Fund has been structured to satisfy the financial and tax goals of a single, sophisticated institutional investor that has negotiated the financial and other business terms of the Fund directly with the Adviser, including, but not limited to, the fees payable by the Fund to the Adviser and the service providers engaged by the Fund; and both the Adviser and Somerset were advised by their separate advisers and personnel who were sophisticated and experienced in these matters.

In considering whether to approve the Investment Advisory Agreement, the Fund’s Board considered certain information provided to the Board by the Adviser in connection with the Board’s consideration of the Investment Advisory Agreement, including, among other things, information concerning the services rendered to the Fund by the Adviser, comparative fee and expense information, and other reports of and presentations by representatives of the Adviser concerning the Fund’s and Adviser’s operations, compliance programs and risk management.

In determining whether to approve the Investment Advisory Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

(a) The nature, extent and quality of services provided by the Adviser —The Board reviewed the information regarding the types of services provided under the Investment Advisory Agreement. The Board noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser involved with the Fund, including the portfolio management team’s expertise in managing securities in which the Fund invests. Fund management discussed the size and experience of the Adviser’s staff, the experience of their key personnel in providing investment management services, the systems used by the Adviser’s personnel and the ability of the Adviser to attract and retain capable personnel. The Board considered the role of the Fund as part of the broader mandate that Somerset has with the Adviser. The Board also considered that Somerset desired to continue its relationship with the Adviser, and was knowledgeable about the nature, extent and quality of services provided by the Adviser. The quality of administrative and other services, including the Adviser’s role in overseeing and coordinating the activities of the Fund’s other service providers, also was considered. The Board noted the reputation and track record of the Adviser’s organization, and considered the quality of the internal personnel at the Adviser that service the Fund, as well as the external service providers engaged by the Adviser, including Fund counsel and the Chief Compliance Officer.

(b) Investment performance of the Fund and the Adviser —The Board considered total return performance information for the Fund compared to another fund managed by the Adviser (the “Comparative Fund”) and two market indices on a monthly, quarterly, cumulative and annualized basis since the Fund’s inception. The comparative information showed that the Fund’s performance was above that of the Comparative Fund and both of the market indices for the year-to-date period ended March 31, 2021, and also was above that of the Comparative Fund and both indices since inception. The Board also considered performance information provided in connection with the Fund’s quarterly Board meetings as well as other information provided by Somerset and the Adviser with respect to Somerset’s satisfaction of the performance of the Fund as part of the Adviser’s overall management of Somerset’s account.

(c) Cost of the services provided and profits realized by the Adviser from the relationship with the Fund —The Board considered an analysis of the costs to the Adviser of providing services to the Fund, as well as the profitability of the Adviser derived from its relationship to the Fund. The Board observed that the profitability and expense analysis is subject to review with respect to how certain revenue and expenses are allocated. The Board concluded that the profitability results were not unreasonable, in light of the services rendered by the Adviser and, notably, that the fees payable by the Fund to the Adviser had been negotiated directly between Somerset and the Adviser.

(d) Economies of scale and whether fee levels reflect these economies of scale —The Board considered that economies of scale are predicated on a fund having achieved a substantial size with increasing assets, and considered the extent to which economies of scale would be realized as the Fund’s assets grow. The Board noted that Somerset is permitted to purchase shares twice per month and redeem shares monthly. The Board considered that investment inflows and redemptions were solely in Somerset’s discretion. The Board concluded that economies of scale that may accrue to the Adviser in connection with the management of the Fund had been adequately considered by Somerset and the Adviser in connection with negotiations regarding the fees payable by the Fund to the Adviser under the Investment Advisory Agreement.

(e) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients —The Board considered the Fund’s contractual management and performance fees and expense ratio as compared to those of the Comparable Fund. The information presented to the Trustees showed that that the Fund’s adjusted management fee rate was lower than that of the Comparable Fund, and that the adjusted performance fee rate was equal to or, depending on the amount of leverage employed by the Fund, slightly higher than, that of the Comparable Fund. The Board also noted that, based on information provided by the Adviser, the Fund’s expense ratio was lower than that of the Comparable Fund. The Board also considered the calculation and determination of the performance fee payable by the Fund, as agreed to between Somerset and the Adviser. In addition, the Board considered and gave considerable weight to the fact that, unlike typical broadly-offered registered investment companies, the fees payable by the Fund to the Adviser had been negotiated with the Adviser at arm’s length by Somerset, a sophisticated institutional, and the Fund’s sole, investor.

(f) Benefits derived or to be derived by the Adviser from its relationship with the Fund —The Board considered the extent to which benefits other than the fees might accrue to the Adviser from its relationship with the Fund. The Board noted in this regard that Adviser does not trade with the Fund, or execute portfolio transactions on its behalf; however, the Board recognized that the Adviser might derive reputational and other benefits from its association with the Fund.

Conclusion

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Investment Advisory Agreement. In evaluating the Investment Advisory Agreement, the Board also relied on its previous knowledge, gained through meetings and other interactions with the Adviser, of the Adviser and the services provided to the Fund by the Adviser. The Board also relied on information received in connection with the Board’s approval of the Investment Advisory Agreement in prior years as updated on a routine and regular basis relating to the operations of the Fund and the investment management and other services provided by the Adviser. Based on the discussions and considerations as described above, the Board, including all of the Independent Trustees, voted to approve the Investment Advisory Agreement.

INVESTMENT ADVISER

Weiss Multi-Strategy Advisers LLC

320 Park Avenue, 20th Floor

New York, NY 10022

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT

AND TRANSFER AGENT

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant maintains disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that are designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission and that such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

As of December 31, 2019, certain material weaknesses were identified relating to the accounting for loans to the Registrant’s sole shareholder and the adoption of new accounting standards. These material weaknesses resulted in the restatement of the December 31, 2018 financial statements and financial highlights. The restatement resulted in a reduction of net assets previously presented in the Statement of Assets and Liabilities and a reduction in the net increase resulting from operations. As a result of the material weaknesses described above, it was determined that the Registrant was lacking the controls necessary to reflect the presentation of a certain significant unusual transaction and implement a certain accounting pronouncement. Based on these material weaknesses, the Registrant determined that its disclosure controls and procedures were not effective as of December 31, 2020.

Because of these identified material weaknesses, the Registrant has developed and implemented an enhanced control process, including the creation of an accounting committee, to review, more adeptly, the application of any new accounting standards that arise and the accounting and presentation of any significant unusual transactions that the Fund may enter into. The Registrant considers the material weaknesses to be remediated, since the Registrant has been able to adequately test the design and effectiveness of its enhanced control process, created and implemented an accounting committee, and consulted on new accounting standards or significant unusual transactions with subject matter experts. Based on the remediation described above, the Registrant determined that its disclosure controls and procedures were effective as of June 30, 2021.

(b)

Changes in Internal Control over Financial Reporting: The remediation activities described above were changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Weiss Strategic Interval Fund

Date: September 2, 2021	By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 2, 2021	By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

Date: September 2, 2021	By:	/s/ Scott Crowell
Scott Crowell
Treasurer
(Principal Financial Officer and Principal Accounting Officer)